AIG U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS – June 30, 2019 – (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES – 29.7%
Federal Home Loan Bank – 1.8%
1.69% due 02/26/2021	$480,000	$478,565
2.14% due 12/05/2022	372,093	371,675
4.50% due 09/13/2019	1,490,000	1,496,631

		2,346,871

Federal Home Loan Mtg. Corp. – 6.7%
3.50% due 08/01/2030	2,244,858	2,327,768
3.50% due 12/01/2044	4,025,055	4,181,252
4.00% due 04/01/2034	1,160,111	1,212,374
Federal Home Loan Mtg. Corp. REMIC Series 3747, Class WA 3.50% due 10/15/2030(1)	1,310,790	1,361,779

		9,083,173

Federal National Mtg. Assoc. – 1.8%
2.50% due 11/01/2027	2,452,686	2,474,510

Government National Mtg. Assoc. – 19.4%
3.50% due 03/15/2042	250,604	260,208
3.50% due 06/15/2042	1,364,638	1,416,923
3.50% due 07/15/2042	321,757	332,829
3.50% due 02/20/2045	723,283	750,760
4.00% due 03/15/2039	142,882	151,834
4.00% due 06/15/2039	283,721	299,093
4.00% due 12/15/2039	200,535	212,920
4.00% due 08/15/2040	143,999	152,992
4.00% due 11/15/2040	309,225	328,557
4.00% due 09/15/2041	805,784	855,718
4.00% due 10/15/2041	99,674	105,798
4.00% due 11/15/2041	495,633	523,863
4.00% due 12/15/2041	385,260	406,011
4.00% due 01/15/2042	1,110,891	1,171,220
4.00% due 02/15/2042	316,157	335,975
4.00% due 03/15/2042	128,594	136,546
4.50% due 09/15/2033	216,667	230,399
4.50% due 04/15/2039	50,589	54,552
4.50% due 05/15/2039	93,142	100,412
4.50% due 06/15/2039	959,635	1,033,498
4.50% due 07/15/2039	282,840	304,910
4.50% due 09/15/2039	139,440	150,333
4.50% due 11/15/2039	90,094	97,156
4.50% due 12/15/2039	258,498	278,684
4.50% due 02/15/2040	646,716	694,640
4.50% due 03/15/2040	279,318	301,006
4.50% due 04/15/2040	125,691	135,520
4.50% due 07/15/2040	296,363	316,269
4.50% due 03/15/2041	939,336	1,012,591
4.50% due 04/15/2041	173,080	183,237
4.50% due 06/15/2041	116,318	122,592
4.50% due 08/15/2041	136,465	143,827
4.50% due 04/20/2044	532,686	566,591
5.00% due 08/15/2033	263,799	286,170
5.00% due 10/15/2033	472,883	498,390
5.00% due 05/15/2035	75,422	78,937
5.00% due 08/15/2035	255,904	277,738
5.00% due 05/15/2036	62,169	68,375
5.00% due 09/15/2036	98,806	108,684
5.00% due 01/15/2037	149,523	164,238
5.00% due 03/15/2037	39,801	43,792
5.00% due 04/15/2037	164,402	174,894
5.00% due 04/15/2038	343,718	374,633
5.00% due 05/15/2038	161,153	177,282
5.00% due 08/15/2038	371,418	392,445
5.00% due 02/15/2039	70,905	78,052
5.00% due 03/15/2039	108,348	119,078
5.00% due 04/15/2039	76,767	84,499
5.00% due 07/20/2039	720,871	793,139
5.00% due 08/15/2039	207,914	228,663
5.00% due 09/20/2039	2,360,656	2,596,849
5.00% due 10/15/2039	462,175	506,304
5.00% due 11/15/2039	375,188	412,575
5.00% due 12/15/2039	356,938	392,743
5.00% due 04/15/2040	345,655	380,347
5.00% due 05/15/2040	674,189	733,516
5.00% due 07/20/2045	286,637	312,848
5.50% due 06/15/2033	408,843	456,915
5.50% due 07/15/2033	79,530	89,651
5.50% due 10/15/2033	114,218	128,628
5.50% due 01/15/2034	345,720	385,641
5.50% due 02/15/2034	227,232	246,228
5.50% due 04/20/2035	349,852	382,985
5.50% due 09/15/2035	334,202	375,822
5.50% due 10/15/2035	145,006	162,954
5.50% due 02/15/2038	113,222	125,114
5.50% due 04/15/2038	63,209	69,755
5.50% due 09/15/2039	48,171	52,942
5.50% due 03/15/2040	215	241
6.00% due 04/15/2028	103,494	116,118
6.00% due 08/15/2033	181,678	207,149
6.00% due 12/15/2033	58,645	64,944
6.00% due 09/20/2038	738,867	841,389
6.50% due 10/15/2031	41,016	45,085

		26,203,216

Total U.S. Government Agencies (cost $40,230,441)		40,107,770

U.S. GOVERNMENT TREASURIES – 69.2%
United States Treasury Bonds – 14.7%
2.50% due 02/15/2045	1,000,000	996,211
3.00% due 02/15/2049	1,000,000	1,098,281
3.38% due 11/15/2048	1,000,000	1,177,148
4.25% due 11/15/2040	8,000,000	10,496,563
4.75% due 02/15/2041	4,000,000	5,597,031
8.75% due 05/15/2020	500,000	529,356

		19,894,590

United States Treasury Notes – 54.5%
1.13% due 04/30/2020	1,875,000	1,861,230
1.38% due 12/15/2019	1,000,000	996,836
1.38% due 04/30/2020	1,000,000	994,727
1.38% due 05/31/2021	21,000,000	20,842,500
1.50% due 05/15/2020	1,875,000	1,866,724
1.50% due 06/15/2020	3,000,000	2,986,758
1.50% due 02/28/2023	2,000,000	1,983,984
1.63% due 05/15/2026	1,000,000	984,219

1.75% due 05/15/2023	1,000,000	1,000,547
1.88% due 03/31/2022	2,500,000	2,511,035
2.00% due 09/30/2020	3,000,000	3,004,219
2.00% due 08/31/2021	2,000,000	2,010,625
2.00% due 02/15/2025	5,000,000	5,050,781
2.00% due 08/15/2025	3,000,000	3,028,711
2.00% due 11/15/2026	2,700,000	2,720,566
2.13% due 08/31/2020	2,500,000	2,505,859
2.13% due 12/31/2022	1,000,000	1,013,633
2.13% due 03/31/2024	2,000,000	2,033,437
2.25% due 11/15/2025	1,000,000	1,024,102
2.25% due 11/15/2027	2,000,000	2,047,500
2.38% due 04/30/2020	1,875,000	1,880,493
2.38% due 12/31/2020	2,000,000	2,015,781
2.38% due 08/15/2024	1,000,000	1,029,297
2.63% due 02/28/2023	3,000,000	3,094,805
2.75% due 11/15/2023	2,500,000	2,605,078
2.75% due 02/15/2024	1,000,000	1,044,219
3.50% due 05/15/2020	1,375,000	1,392,671

		73,530,337

Total U.S. Government Treasuries (cost $87,130,472)		93,424,927

Total Long-Term Investment Securities (cost $127,360,913)		133,532,697

REPURCHASE AGREEMENTS – 0.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 06/28/2019, to be repurchased 07/01/2019 in the amount of $1,100,046 and collateralized by $1,065,000 of United States Treasury Notes, bearing interest at 2.63%, due 01/31/2026 and having an approximate value of $1,126,276 (cost $1,100,000)	1,100,000	1,100,000

TOTAL INVESTMENTS (cost $128,460,913)	99.7%	134,632,697
Other assets less liabilities	0.3	431,539

NET ASSETS	100.0%	$135,064,236

(1)	Collateralized Mortgage Obligation

REMIC – Real Estate Mortgage Investment Conduit

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Government Agencies	$–	$40,107,770	$–	$40,107,770
U.S. Government Treasuries	–	93,424,927	–	93,424,927
Repurchase Agreements	–	1,100,000	–	1,100,000

Total Investments at Value	$–	$134,632,697	$–	$134,632,697

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS – June 30, 2019 – (unaudited)

Security Description	Principal Amount(15)/ Shares	Value (Note 1)
ASSET BACKED SECURITIES – 2.8%
Diversified Financial Services – 2.8%
American Express Credit Account Master Trust Series 2018-4, Class A 2.99% due 12/15/2023	$100,000	$101,595
American Express Credit Account Master Trust Series 2018-8, Class A 3.18% due 04/15/2024	167,000	171,035
Americredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	200,000	202,800
Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A 2.50% due 07/20/2021*	100,000	100,090
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	204,000	207,511
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	239,000	253,993
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	300,000	325,543
Benchmark Mtg. Trust Series 2018-B7, Class A4 4.51% due 05/15/2053(1)	1,000,000	1,141,790
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 3.39% (1 ML+1.00%) due 04/15/2034*(1)	400,000	400,502
Carmax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	65,000	65,869
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	200,000	204,615
Chase Mtg. Finance Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(2)(3)	327,021	338,404
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.49% due 01/20/2023	100,000	100,683
Citibank Credit Card Issuance Trust Series 2018-A6, Class A6 3.21% due 12/07/2024	100,000	103,609
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(1)(3)	132,000	140,196
CORE Mtg. Trust FRS Series 2019-CORE, Class A 3.27% (1 ML+0.88%) due 12/15/2031*(1)	390,000	390,975
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	117,000	117,055
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% due 07/15/2024	100,000	102,427
Ford Credit Auto Owner Trust Series 2018-2, Class A 3.47% due 01/15/2030*	100,000	104,743
Ford Credit Floorplan Master Owner Trust Series 2017-1, Class A1 2.07% due 05/15/2022	81,000	80,884
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	102,000	102,108
Honda Auto Receivables Owner Trust Series 2019 -1, Class A3 2.83% due 03/20/2023	70,000	71,007
ILPT Trust Series 2019-SURF, Class A 4.15% due 02/11/2041*(1)	590,000	655,063
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(2)(3)	819,151	813,776
JP Morgan Mtg. Trust VRS Series 2018-1, Class A5 3.50% due 06/25/2048*(2)(3)	662,402	672,132
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4 3.25% due 10/15/2024	31,000	31,600
Mercedes-Benz Auto Lease Trust Series 2018-B, Class A4 3.31% due 07/15/2024	321,000	327,208
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	185,000	184,781
MTRO Commercial Mtg. Trust-TECH FRS Series 2019 -TECH, Class A 3.29% (1 ML+0.90%) due 12/15/2033*(1)	350,000	350,549
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(3)	172,923	173,937
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	100,225
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	125,000	128,361

Total Asset Backed Securities (cost $7,986,169)		8,265,066

U.S. CORPORATE BONDS & NOTES – 33.3%
Advertising Agencies – 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	72,000	77,520
Interpublic Group of Cos., Inc. Senior Notes 5.40% due 10/01/2048	57,000	63,390

		140,910

Aerospace/Defense – 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*		184,000	192,339
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020		108,000	108,536

			300,875

Aerospace/Defense-Equipment – 0.2%
United Technologies Corp. Senior Notes 1.15% due 05/18/2024	EUR	375,000	443,959

Agricultural Chemicals – 0.0%
Mosaic Co. Senior Notes 5.63% due 11/15/2043		50,000	55,019

Airlines – 0.0%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2020(4)		19,660	19,774

Applications Software – 0.4%
CDK Global, Inc. Senior Notes 5.88% due 06/15/2026		391,000	413,482
Microsoft Corp. Senior Notes 3.13% due 12/06/2028	EUR	235,000	335,543
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*		420,000	435,750

			1,184,775

Auto-Cars/Light Trucks – 0.4%
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*		78,000	77,196
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023		218,000	214,810
Ford Motor Credit Co. LLC Senior Notes 4.54% due 03/06/2025	GBP	100,000	133,122
General Motors Financial Co, Inc. Company Guar. Notes 1.69% due 03/26/2025	EUR	185,000	216,838
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023		133,000	134,934
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*		177,000	177,872
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*		234,000	233,269
Toyota Motor Credit Corp. Senior Notes 3.45% due 09/20/2023		113,000	118,301

			1,306,342

Auto-Heavy Duty Trucks – 0.3%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*		361,000	368,220
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*		367,000	374,340

			742,560

Auto/Truck Parts & Equipment-Original – 0.0%
Lear Corp. Senior Notes 5.25% due 05/15/2049		70,000	69,234

Banks-Commercial – 0.4%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025		366,000	396,786
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037		198,000	272,169
SunTrust Bank Senior Notes 3.20% due 04/01/2024		272,000	280,443
SunTrust Bank Senior Notes 3.50% due 08/02/2022		111,000	113,442
Webster Financial Corp. Senior Notes 4.10% due 03/25/2029		190,000	199,885

			1,262,725

Banks-Super Regional – 0.4%
Bank of America NA Senior Notes 3.34% due 01/25/2023		250,000	256,403
Wells Fargo & Co. Senior Notes 1.00% due 02/02/2027	EUR	300,000	350,543
Wells Fargo & Co. Senior Notes 3.20% due 06/17/2027		203,000	206,877
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025		275,000	287,283
Wells Fargo Bank NA Sub. Notes 5.25% due 08/01/2023	GBP	100,000	143,351

			1,244,457

Batteries/Battery Systems – 0.4%
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*		535,000	549,712
EnerSys Company Guar. Notes 5.00% due 04/30/2023*		605,000	616,235

			1,165,947

Beverages-Non-alcoholic – 0.2%
Coca-Cola Co. Senior Notes 1.25% due 03/08/2031	EUR	130,000	157,681
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025		210,000	225,065
PepsiCo., Inc. Senior Notes 2.75% due 04/30/2025		105,000	107,630

			490,376

Beverages-Wine/Spirits – 0.0%
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048		55,000	63,711

Brewery – 0.1%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046		108,000	120,251
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048		50,000	53,517
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049		183,000	224,268

			398,036

Broadcast Services/Program – 0.1%
Fox Corp. Senior Notes 5.48% due 01/25/2039*		76,000	89,685
Fox Corp. Senior Notes 5.58% due 01/25/2049*		92,000	112,567

			202,252

Building & Construction Products-Misc. – 0.2%
Owens Corning Senior Notes 4.30% due 07/15/2047		145,000	122,364
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*		575,000	610,219

			732,583

Building & Construction-Misc. – 0.3%
Frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*		419,000	446,235
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023		353,000	348,587

			794,822

Building-Heavy Construction – 0.4%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022		430,000	455,262
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*		690,000	660,675

			1,115,937

Building-Residential/Commercial – 0.0%
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028		126,000	125,685

Cable/Satellite TV – 1.4%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*		512,000	533,760
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*		203,000	207,304
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*		300,000	310,125
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*		315,000	325,237
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*		106,000	110,934
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*		150,000	156,750
Charter Communications Operating LLC/Charter Communications Operating Capital FRS Senior Sec. Notes 4.23% (3 ML+1.65%) due 02/01/2024		410,000	411,686
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.05% due 03/30/2029		94,000	103,836
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038		18,000	19,276

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035		59,000	69,290
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026		171,000	176,982
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038		45,000	47,385
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038		131,000	150,001
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048		37,000	43,335
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024		114,000	118,418
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*		1,320,000	1,386,000

			4,170,319

Casino Services – 0.2%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026		510,000	557,175

Cellular Telecom – 1.0%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023		2,585,000	2,807,956
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*		213,000	220,988

			3,028,944

Chemicals-Diversified – 0.2%
Dow Chemical Co. Senior Notes 4.80% due 05/15/2049*		143,000	154,195
Dow Chemical Co. Senior Notes 5.55% due 11/30/2048*		92,000	109,491
DowDuPont, Inc. Senior Notes 5.32% due 11/15/2038		3,000	3,523
DowDuPont, Inc. Senior Notes 5.42% due 11/15/2048		70,000	85,058
Eastman Chemical Co. Senior Notes 1.50% due 05/26/2023	EUR	175,000	210,070

			562,337

Chemicals-Fibers – 0.1%
Rayonier AM Products, Inc. Company Guar. Notes 5.50% due 06/01/2024*		380,000	324,900

Chemicals-Plastics – 0.1%
Neon Holdings, Inc. Senior Sec. Notes 10.13% due 04/01/2026*		353,000	347,705

Chemicals-Specialty – 0.2%
Chemours Co. Company Guar. Notes 6.63% due 05/15/2023		291,000	301,002
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022		124,000	124,534
Huntsman International LLC Senior Notes 4.50% due 05/01/2029		102,000	105,275
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034		107,000	147,712

			678,523

Coal – 0.1%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*		412,000	402,215

Coatings/Paint – 0.0%
RPM International, Inc. Senior Notes 4.25% due 01/15/2048		21,000	19,155

Commercial Services – 0.1%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*		147,000	153,080

Commercial Services-Finance – 0.2%
Refinitiv US Holdings, Inc. Company Guar. Notes 8.25% due 11/15/2026*		605,000	622,242

Computer Services – 0.2%
IBM Credit LLC Senior Notes 3.00% due 02/06/2023		533,000	545,300

Computer Software – 0.1%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*		375,000	344,063

Computers – 0.5%
Apple, Inc. Senior Notes 2.85% due 05/06/2021		105,000	106,536

Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*		78,000	96,162
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*		1,010,000	1,114,213
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035		32,000	35,935

			1,352,846

Computers-Integrated Systems – 0.2%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024		522,000	459,360

Consumer Products-Misc. – 0.2%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028		475,000	466,687

Containers-Metal/Glass – 0.6%
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.50% due 01/15/2023		225,000	234,281
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026		324,000	372,600
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*		526,000	548,355
Silgan Holdings, Inc. Senior Notes 4.75% due 03/15/2025		600,000	604,500

			1,759,736

Containers-Paper/Plastic – 0.0%
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*		76,000	79,800

Cosmetics & Toiletries – 0.5%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*		625,000	608,594
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*		548,000	552,110
Procter & Gamble Co. Senior Notes 1.88% due 10/30/2038	EUR	230,000	305,042

			1,465,746

Data Processing/Management – 0.1%
Fiserv, Inc. Senior Notes 1.63% due 07/01/2030	EUR	135,000	156,963
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049		114,000	119,936

			276,899

Diagnostic Equipment – 0.3%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*		682,000	651,310
Thermo Fisher Scientific, Inc. Senior Notes 2.88% due 07/24/2037	EUR	120,000	162,354

			813,664

Dialysis Centers – 0.2%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024		600,000	600,180

Distribution/Wholesale – 0.1%
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025		420,000	431,970

Diversified Banking Institutions – 1.1%
Bank of America Corp. Senior Notes 0.75% due 07/26/2023	EUR	225,000	261,817
Bank of America Corp. Senior Notes 2.38% due 06/19/2024	EUR	300,000	376,532
Bank of America Corp. Senior Notes 3.71% due 04/24/2028		137,000	143,946
Bank of America Corp. Senior Notes 3.86% due 07/23/2024		105,000	110,285
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027		134,000	141,957
Citigroup, Inc. Senior Notes 2.75% due 01/24/2024	GBP	100,000	131,972
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026		127,000	129,520
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027		233,000	251,035
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048		78,000	90,754
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033		110,000	132,411
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033		50,000	61,499

Goldman Sachs Group, Inc. Senior Notes 2.00% due 11/01/2028	EUR	100,000	123,156
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021		201,000	200,800
Goldman Sachs Group, Inc. Senior Notes 3.13% due 07/25/2029	GBP	100,000	133,985
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028		80,000	82,621
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025		119,000	126,185
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		121,000	158,262
JPMorgan Chase & Co. Senior Notes 3.21% due 04/01/2023		302,000	308,218
Morgan Stanley Senior Notes 3.63% due 01/20/2027		275,000	288,622

			3,253,577

Diversified Financial Services – 0.1%
USAA Capital Corp. Senior Notes 2.63% due 06/01/2021*		152,000	153,274

Diversified Manufacturing Operations – 0.2%
Illinois Tool Works, Inc. Senior Notes 0.63% due 12/05/2027	EUR	165,000	189,056
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024		89,000	93,802
Parker-Hannifin Corp. Senior Notes 3.25% due 06/14/2029		48,000	49,785
Textron, Inc. Senior Notes 3.90% due 09/17/2029		138,000	143,906

			476,549

E-Commerce/Products – 0.0%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034		60,000	73,808

E-Commerce/Services – 0.1%
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*		425,000	436,207

Electric Products-Misc. – 0.0%
Emerson Electric Co. Senior Notes 0.38% due 05/22/2024	EUR	100,000	114,783

Electric-Distribution – 0.2%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025		116,000	118,552
NextEra Energy Operating Partners LP Senior Notes 4.25% due 07/15/2024*		103,000	103,646
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048		209,000	241,773
Sempra Energy Senior Notes 3.40% due 02/01/2028		152,000	151,747

			615,718

Electric-Generation – 0.2%
Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*		40,000	43,724
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046		105,000	113,739
Vistra Operations Co. LLC Senior Sec. Notes 4.30% due 07/15/2029*		112,000	113,541
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*		425,000	440,406

			711,410

Electric-Integrated – 1.0%
AEP Texas, Inc. Senior Notes 4.15% due 05/01/2049		45,000	48,693
Appalachian Power Co. Senior Notes 4.50% due 03/01/2049		47,000	52,785
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033		168,000	197,337
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049		187,000	203,888
DTE Energy Co. Senior Notes 3.40% due 06/15/2029		73,000	74,282
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022		76,000	77,303
Edison International Senior Notes 5.75% due 06/15/2027		21,000	22,555
Entergy Texas, Inc. 1st Mtg. Notes 4.50% due 03/30/2039		264,000	294,418

FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	379,000	518,184
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	109,000	108,385
Louisville Gas & Electric Co. 1st Mtg. Bonds 4.25% due 04/01/2049	149,000	167,290
Public Service Co. of Colorado 1st Mtg. Bonds 3.70% due 06/15/2028	148,000	159,626
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	90,000	99,283
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.35% due 02/01/2042	35,000	38,341
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	235,000	293,204
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	53,000	53,434
Southern California Edison Co. 1st Mtg. Notes 4.65% due 10/01/2043	55,000	58,875
Southern California Edison Co. 1st Mtg. Bonds 4.88% due 03/01/2049	55,000	61,842
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	165,000	163,969
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	175,000	179,375

		2,873,069

Electronic Components-Semiconductors – 0.2%
Amkor Technology, Inc. Senior Notes 6.63% due 09/15/2027*	538,000	534,691

Electronic Measurement Instruments – 0.1%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	12,000	12,617
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	197,000	211,067

		223,684

Electronic Parts Distribution – 0.3%
Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	68,000	69,758
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	722,000	737,897

		807,655

Energy-Alternate Sources – 0.2%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	630,000	639,450

Enterprise Software/Service – 0.3%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	603,000	624,105
Oracle Corp. Senior Notes 2.95% due 11/15/2024	209,000	215,319

		839,424

Finance-Auto Loans – 0.1%
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026*	373,000	392,116

Finance-Consumer Loans – 0.9%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	638,000	606,100
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	351,000	331,695
SLM Corp. Senior Notes 5.63% due 08/01/2033	836,000	695,970
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	650,000	711,737
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	183,000	200,499
Synchrony Financial Senior Notes 4.25% due 08/15/2024	98,000	101,991
Synchrony Financial Senior Notes 4.38% due 03/19/2024	68,000	71,206

		2,719,198

Finance-Credit Card – 0.2%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	400,000	411,760
American Express Co. Senior Notes 3.40% due 02/22/2024	86,000	89,722
American Express Co. Senior Notes 4.20% due 11/06/2025	68,000	74,268

		575,750

Finance-Investment Banker/Broker – 0.2%
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.15% due 01/23/2030	103,000	98,736
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)	280,000	28
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)	361,000	36
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	411,000	420,761

		519,561

Finance-Mortgage Loan/Banker – 0.2%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	650,000	670,312

Food-Meat Products – 0.1%
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	80,000	78,857
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	38,000	41,426
Tyson Foods, Inc. Senior Notes 5.10% due 09/28/2048	38,000	42,922

		163,205

Food-Misc./Diversified – 0.5%
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	131,000	143,770
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	108,000	133,298
General Mills, Inc. Senior Notes 4.55% due 04/17/2038	53,000	56,437
General Mills, Inc. Senior Notes 4.70% due 04/17/2048	92,000	99,131
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	178,000	183,603
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	101,000	104,661
Mondelez International, Inc. Senior Notes 3.63% due 02/13/2026	127,000	133,414
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	152,000	161,396
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	330,000	340,725

		1,356,435

Food-Retail – 0.2%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	416,000	419,245
Kroger Co. Senior Notes 5.40% due 01/15/2049	79,000	87,528

		506,773

Gambling (Non-Hotel) – 0.2%
Scientific Games International, Inc. Company Guar. Notes 8.25% due 03/15/2026*	332,000	348,597
Twin River Worldwide Holdings, Inc. Senior Notes 6.75% due 06/01/2027*	240,000	250,200
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(4)	478,062	27,632

		626,429

Gas-Distribution – 0.0%
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	61,000	74,097

Hazardous Waste Disposal – 0.1%
Clean Harbors, Inc. Senior Notes 4.88% due 07/15/2027*	217,000	220,548

Hotels/Motels – 0.2%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	247,000	263,673
Wyndham Worldwide Corp. Senior Sec. Notes 4.15% due 04/01/2024	136,000	142,452
Wyndham Worldwide Corp. Senior Sec. Notes 5.75% due 04/01/2027	271,000	282,856

		688,981

Independent Power Producers – 0.1%
Clearway Energy Operating LLC Company Guar. Notes 5.75% due 10/15/2025*	101,000	102,515
NRG Energy, Inc. Senior Sec. Notes 4.45% due 06/15/2029*	70,000	72,834
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026	94,000	92,280

		267,629

Insurance Brokers – 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 12/29/2020		56,000	56,934
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048		71,000	78,506

			135,440

Insurance-Life/Health – 0.1%
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047		87,000	72,692
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2029		169,000	182,942

			255,634

Insurance-Multi-line – 0.0%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034		77,000	91,508

Insurance-Property/Casualty – 0.3%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022		77,000	78,431
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*		470,000	486,450
Chubb INA Holdings, Inc. Company Guar. Notes 2.50% due 03/15/2038	EUR	150,000	194,932

			759,813

Internet Connectivity Services – 0.1%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*		407,000	421,245

Internet Content-Entertainment – 0.4%
Netflix, Inc. Senior Notes 4.38% due 11/15/2026		556,000	568,677
Netflix, Inc. Senior Notes 5.88% due 02/15/2025		476,000	524,790

			1,093,467

Investment Companies – 0.2%
FS Energy & Power Fund Senior Sec. Notes 7.50% due 08/15/2023*		462,000	468,930

Investment Management/Advisor Services – 0.0%
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022		101,000	102,854

Machinery-Construction & Mining – 0.2%
Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022		82,000	82,975
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021		61,000	62,213
Caterpillar Financial Services Corp. Senior Notes 3.45% due 05/15/2023		98,000	102,412
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*		299,000	303,485

			551,085

Machinery-Electrical – 0.0%
ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023		128,000	132,444

Machinery-Farming – 0.2%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024		208,000	216,455
John Deere Capital Corp. Senior Notes 2.95% due 04/01/2022		186,000	189,741
John Deere Capital Corp. Senior Notes 3.45% due 01/10/2024		113,000	118,691
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023		62,000	65,559

			590,446

Machinery-General Industrial – 0.1%
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028		215,000	230,210

Medical Labs & Testing Services – 0.2%
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*		216,000	219,780
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024		222,000	226,325
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045		56,000	57,953

			504,058

Medical Products – 0.1%
Hologic, Inc. Company Guar. Notes 4.38% due 10/15/2025*		325,000	329,469

Medical-Biomedical/Gene – 0.1%
Celgene Corp. Senior Notes 3.63% due 05/15/2024		119,000	124,924
Celgene Corp. Senior Notes 4.55% due 02/20/2048		10,000	11,460
Celgene Corp. Senior Notes 4.63% due 05/15/2044		68,000	77,523

			213,907

Medical-Drugs – 0.2%
AbbVie, Inc. Senior Notes 4.88% due 11/14/2048		36,000	37,890
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*		133,000	139,243
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039*		71,000	76,568
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023		76,000	79,108
Johnson & Johnson Senior Notes 5.50% due 11/06/2024	GBP	100,000	154,587

			487,396

Medical-Generic Drugs – 0.2%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028		97,000	95,127
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*		421,000	413,632

			508,759

Medical-HMO – 0.4%
Centene Corp. Senior Notes 4.75% due 01/15/2025		141,000	145,542
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*		575,000	539,178
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022		309,000	309,910
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025		110,000	117,485

			1,112,115

Medical-Hospitals – 0.5%
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029		78,000	80,183
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026		78,000	86,362
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2049		58,000	60,303
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025		1,175,000	1,268,266

			1,495,114

Medical-Wholesale Drug Distribution – 0.1%
Allergan Sales LLC Company Guar. Notes 4.88% due 02/15/2021*		69,000	71,068
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043		139,000	131,350

			202,418

Metal-Copper – 0.2%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023		525,000	525,000

Metal-Diversified – 0.0%
Glencore Funding LLC Company Guar. Notes 4.13% due 03/12/2024*		137,000	142,236

Metal-Iron – 0.1%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025		239,000	237,805
Cleveland-Cliffs, Inc. Senior Notes 5.88% due 06/01/2027*		99,000	96,278

			334,083

Multimedia – 0.3%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*		668,000	641,280
Viacom, Inc. Senior Notes 4.38% due 03/15/2043		138,000	134,993

			776,273

Networking Products – 0.0%
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021		94,000	94,054

Non-Hazardous Waste Disposal – 0.0%
Waste Management, Inc. Company Guar. Notes 4.15% due 07/15/2049		91,000	99,394

Office Supplies & Forms – 0.0%
Avery Dennison Corp. Senior Notes 4.88% due 12/06/2028	38,000	42,163

Oil Companies-Exploration & Production – 1.6%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	114,000	140,156
Apache Corp. Senior Notes 4.75% due 04/15/2043	226,000	220,405
Brazos Valley Longhorn LLC Company Guar. Notes 6.88% due 02/01/2025	565,000	531,100
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	425,000	429,250
Centennial Resource Production LLC Company Guar. Notes 6.88% due 04/01/2027*	400,000	404,000
Chaparral Energy, Inc. Senior Notes 8.75% due 07/15/2023*	704,000	436,480
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	110,000	116,953
Concho Resources, Inc. Company Guar. Notes 4.30% due 08/15/2028	55,000	59,222
Concho Resources, Inc. Company Guar. Notes 4.85% due 08/15/2048	85,000	95,586
Extraction Oil & Gas, Inc. Company Guar. Notes 5.63% due 02/01/2026*	550,000	444,125
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	702,000	698,490
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	521,000	494,950
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	56,000	69,189
Noble Energy, Inc. Senior Notes 4.95% due 08/15/2047	111,000	117,793
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	450,000	426,321

		4,684,020

Oil Companies-Integrated – 0.0%
Chevron Corp. Senior Notes 2.90% due 03/03/2024	122,000	126,024

Oil Field Machinery & Equipment – 0.3%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	335,000	303,175
Hi-Crush Partners LP Company Guar. Notes 9.50% due 08/01/2026*	750,000	521,250

		824,425

Oil Refining & Marketing – 0.0%
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	50,000	52,348

Oil-Field Services – 0.7%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026	276,000	278,070
Calfrac Holdings LP Company Guar. Notes 8.50% due 06/15/2026*	605,000	423,500
Nine Energy Service, Inc. Senior Notes 8.75% due 11/01/2023*	240,000	234,000
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022	479,000	215,550
Schlumberger Holdings Corp. Senior Notes 3.75% due 05/01/2024*	101,000	105,240
SESI LLC Company Guar. Notes 7.75% due 09/15/2024	550,000	353,375
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	375,000	396,525
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 09/01/2027*	101,000	106,061

		2,112,321

Paper & Related Products – 0.2%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	241,000	264,628
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	110,000	115,121
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	114,000	118,486

		498,235

Petrochemicals – 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*		71,000	72,507

Pharmacy Services – 0.2%
Cigna Corp. Company Guar. Notes 4.80% due 08/15/2038*		102,000	109,923
Cigna Corp. Company Guar. Notes 4.90% due 12/15/2048*		49,000	53,280
CVS Health Corp. Senior Notes 4.78% due 03/25/2038		462,000	481,947

			645,150

Pipelines – 1.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 03/01/2027*		198,000	198,000
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024		640,000	736,064
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025		308,000	318,395
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp. Company Guar. Notes 4.15% due 08/15/2026*		104,000	107,524
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028		77,000	80,717
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024		81,000	86,194
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035		65,000	65,394
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029		93,000	103,913
EnLink Midstream LLC Company Guar. Notes 5.38% due 06/01/2029		74,000	75,850
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045		20,000	16,700
Enterprise Products Operating LLC Company Guar. Notes 4.20% due 01/31/2050		110,000	112,479
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023		532,000	528,010
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*		395,000	410,800
Kinder Morgan Energy Partners LP Company Guar. Notes 6.95% due 01/15/2038		113,000	144,884
Kinder Morgan, Inc. Company Guar. Notes 1.50% due 03/16/2022	EUR	275,000	325,386
MPLX LP Senior Notes 4.00% due 03/15/2028		114,000	118,064
MPLX LP Senior Notes 5.50% due 02/15/2049		112,000	127,207
Rockies Express Pipeline LLC Senior Notes 4.95% due 07/15/2029*		79,000	81,848
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022		345,000	340,087
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023		317,000	302,735
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022		467,000	448,320
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048		130,000	123,374
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044		120,000	140,050
Williams Partners LP Senior Notes 4.85% due 03/01/2048		86,000	91,980

			5,083,975

Platinum – 0.1%
Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025		200,000	201,512

Poultry – 0.2%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*		630,000	652,837

Publishing-Books – 0.1%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*	451,000	412,665

Radio – 0.3%
Sirius XM Radio, Inc. Senior Notes 4.63% due 07/15/2024*	685,000	700,947
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	250,000	259,062

		960,009

Real Estate Investment Trusts – 1.6%
American Tower Corp. Senior Notes 4.00% due 06/01/2025	89,000	93,846
AvalonBay Communities, Inc. Senior Notes 3.30% due 06/01/2029	68,000	70,758
Boston Properties LP Senior Notes 3.40% due 06/21/2029	51,000	52,239
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	106,000	109,154
Crown Castle International Corp. Senior Notes 5.20% due 02/15/2049	97,000	111,587
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	426,000	441,975
ERP Operating LP Senior Notes 4.15% due 12/01/2028	58,000	64,153
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	372,000	380,835
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	340,000	367,693
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*	246,000	250,920
HCA, Inc. Senior Notes 3.50% due 07/15/2029	52,000	52,230
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	435,000	431,194
iStar, Inc. Senior Notes 5.25% due 09/15/2022	427,000	437,141
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027*	209,000	225,198
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	506,000	521,180
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	612,000	637,061
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 4.80% due 06/01/2024	69,000	70,898
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	125,000	129,990
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	310,000	313,100

		4,761,152

Real Estate Management/Services – 0.3%
Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023	405,000	428,537
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*	514,000	462,600

		891,137

Real Estate Operations & Development – 0.4%
Greystar Real Estate Partners LLC Senior Sec. Notes 5.75% due 12/01/2025*	481,000	490,620
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	700,000	714,000

		1,204,620

Rental Auto/Equipment – 0.4%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	465,000	412,688
Herc Holdings, Inc. Company Guar. Notes 5.50% due 07/15/2027*	253,000	254,581
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	575,000	563,500

		1,230,769

Retail-Appliances – 0.2%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	537,000	537,000

Retail-Automobile – 0.2%
AutoNation, Inc. Company Guar. Notes 3.50% due 11/15/2024		123,000	123,119
Lithia Motors, Inc. Company Guar. Notes 5.25% due 08/01/2025*		454,000	467,620

			590,739
Retail-Discount – 0.1%
Walmart, Inc. Senior Notes 3.05% due 07/08/2026		139,000	145,616
Retail-Drug Store – 0.0%
Walgreens Boots Alliance, Inc. Senior Notes 4.80% due 11/18/2044		54,000	54,251
Retail-Mail Order – 0.1%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024		210,000	217,281
Retail-Pawn Shops – 0.2%
FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*		470,000	482,925
Retail-Regional Department Stores – 0.0%
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045		123,000	123,216
Retail-Restaurants – 0.2%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*		420,000	427,875
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048		111,000	111,500
McDonald’s Corp. Senior Notes 4.45% due 03/01/2047		63,000	69,087
McDonald’s Corp. Senior Notes 4.45% due 09/01/2048		61,000	66,890
			675,352
Rubber/Plastic Products – 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(4)(5)(6)		100,000	0
Satellite Telecom – 0.1%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026		414,000	435,218
Savings & Loans/Thrifts – 0.2%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021		434,000	481,817
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028		193,000	198,574

			680,391

Security Services – 0.3%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*		513,000	521,977
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*		334,000	344,855

			866,832

Semiconductor Components-Integrated Circuits – 0.0%
QUALCOMM, Inc. Senior Notes 4.30% due 05/20/2047		103,000	107,825

Steel-Producers – 0.2%
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026		455,000	454,204

Telecommunication Equipment – 0.1%
Anixter, Inc. Company Guar. Notes 6.00% due 12/01/2025*		296,000	321,160

Telephone-Integrated – 1.0%
AT&T, Inc. Senior Notes 3.15% due 09/04/2036	EUR	150,000	192,852
AT&T, Inc. Senior Notes 4.50% due 05/15/2035		490,000	512,935
AT&T, Inc. Senior Notes 4.85% due 07/15/2045		38,000	40,611
AT&T, Inc. Senior Notes 4.90% due 08/15/2037		63,000	67,904
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024		970,000	1,073,062
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024		745,000	422,788
Frontier Communications Corp. Senior Notes 8.75% due 04/15/2022		630,000	403,200
Verizon Communications, Inc. Senior Notes 2.50% due 04/08/2031	GBP	100,000	129,635
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036		54,000	58,488
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034		104,000	115,297
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037		90,000	107,652

			3,124,424

Television – 0.5%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027		250,000	268,750
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027		497,000	546,700
CBS Corp. Company Guar. Notes 3.70% due 06/01/2028		134,000	136,658
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*		290,000	295,437
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022		247,000	251,298

			1,498,843

Tools-Hand Held – 0.0%
Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026		125,000	130,688

Transport-Equipment & Leasing – 0.1%
GATX Corp. Senior Notes 4.35% due 02/15/2024		152,000	160,904
GATX Corp. Senior Notes 4.70% due 04/01/2029		50,000	55,161

			216,065

Transport-Marine – 0.1%
Kirby Corp. Senior Notes 4.20% due 03/01/2028		142,000	147,088

Transport-Rail – 0.0%
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048		52,000	58,258

Transport-Truck – 0.0%
JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026		128,000	134,049

Trucking/Leasing – 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*		95,000	94,910
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*		200,000	209,903

			304,813

Total U.S. Corporate Bonds & Notes (cost $97,979,384)			99,276,617

FOREIGN CORPORATE BONDS & NOTES – 13.3%
Agricultural Chemicals – 0.3%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*		480,000	491,597
OCI NV Senior Sec. Notes 6.63% due 04/15/2023*		410,000	426,400

			917,997

Airport Development/Maintenance – 0.2%
Heathrow Funding, Ltd. Senior Sec. Notes 6.75% due 12/03/2028	GBP	100,000	168,760
Mexico City Airport Trust Senior Sec. Notes 4.25% due 10/31/2026		460,000	457,470

			626,230

Auto/Truck Parts & Equipment-Original – 0.2%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*		495,000	441,787

Banks-Commercial – 1.0%
AIB Group PLC Senior Notes 4.26% due 04/10/2025*		202,000	208,001
Banco Bilbao Vizcaya Argentaria SA Senior Notes 1.38% due 05/14/2025	EUR	100,000	118,633
Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027		490,000	494,292
Banco do Brasil SA Senior Notes 4.75% due 03/20/2024*		370,000	386,724
BPCE SA Sub. Notes 4.63% due 07/18/2023	EUR	300,000	396,768
Credit Suisse AG Sub. Notes 5.75% due 09/18/2025	EUR	330,000	399,165
Danske Bank A/S Senior Notes 0.88% due 05/22/2023	EUR	300,000	342,815
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*		200,000	203,840
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*		255,000	258,071
Malayan Banking Bhd Sub. Notes 3.91% due 10/29/2026		200,000	202,926

			3,011,235

Banks-Export/Import – 0.2%
Export-Import Bank of India Senior Notes 3.38% due 08/05/2026		450,000	450,419

Banks-Special Purpose – 0.1%
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 1.63% due 03/15/2021		206,000	205,166

Building Products-Cement – 0.1%
Cemex SAB de CV Senior Sec. Notes 5.70% due 01/11/2025		400,000	415,580

Building Societies – 0.1%
Nationwide Building Society Senior Notes 1.50% due 03/08/2026	EUR	100,000	116,110
Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*		250,000	241,867

			357,977

Cable/Satellite TV – 0.7%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*		875,000	879,462
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*		540,000	507,938
Sky, Ltd. Company Guar. Notes 2.50% due 09/15/2026	EUR	200,000	258,151
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*		444,000	456,348

			2,101,899

Casino Hotels – 0.1%
Wynn Macau, Ltd. Senior Notes 5.50% due 10/01/2027*		424,000	412,340

Cellular Telecom – 0.7%
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*		213,000	223,650
America Movil SAB de CV Senior Notes 0.75% due 06/26/2027	EUR	200,000	228,389
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*		467,000	482,224
Millicom International Cellular SA Senior Notes 6.63% due 10/15/2026*		200,000	217,980
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*		800,000	820,000
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049		96,000	100,873
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048		94,000	103,766

			2,176,882

Chemicals-Diversified – 0.3%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*		209,000	211,404
CNAC HK Finbridge Co., Ltd. Company Guar. Notes 5.13% due 03/14/2028		225,000	247,724
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*		230,000	240,350
Petkim Petrokimya Holding AS Senior Notes 5.88% due 01/26/2023*		270,000	260,550

			960,028

Computers-Memory Devices – 0.2%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025		445,000	449,715

Containers-Paper/Plastic – 0.2%
Intertape Polymer Group, Inc. Senior Notes 7.00% due 10/15/2026*		479,000	495,166

Cosmetics & Toiletries – 0.0%
Unilever PLC Company Guar. Notes 1.38% due 09/15/2024	GBP	100,000	127,810

Diamonds/Precious Stones – 0.1%
Petra Diamonds US Treasury PLC Sec. Notes 7.25% due 05/01/2022		260,000	257,400

Disposable Medical Products – 0.1%
Becton Dickinson Euro Finance SARL Company Guar. Notes 1.21% due 06/04/2026	EUR	220,000	254,871

Diversified Banking Institutions – 1.5%
Banco Santander SA Senior Notes 3.31% due 06/27/2029		200,000	201,406
BNP Paribas SA Senior Notes 3.38% due 01/23/2026	GBP	100,000	134,804
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*		200,000	214,586

Credit Suisse Group AG Senior Notes 1.25% due 07/17/2025	EUR	200,000	235,736
HSBC Holdings PLC Senior Notes 3.00% due 07/22/2028	GBP	120,000	158,814
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021		208,000	211,199
Lloyds Banking Group PLC Senior Notes 0.63% due 01/15/2024	EUR	125,000	141,431
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024		335,000	347,680
Mizuho Financial Group, Inc. Senior Notes 3.92% due 09/11/2024		209,000	218,852
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*		200,000	204,369
Royal Bank of Scotland Group PLC Senior Notes 1.75% due 03/02/2026	EUR	100,000	116,421
Royal Bank of Scotland Group PLC Senior Notes 2.88% due 09/19/2026	GBP	150,000	192,528
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025		202,000	208,907
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024		200,000	208,307
UBS AG Sub. Notes 4.75% due 02/12/2026	EUR	250,000	303,101
UBS Group Funding Switzerland AG Company Guar. Bonds 1.25% due 09/01/2026	EUR	225,000	269,195
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*		200,000	205,035
UniCredit SpA Sub. Notes 4.38% due 01/03/2027	EUR	225,000	267,054
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*		298,000	285,157
UniCredit SpA Sub. Notes 7.30% due 04/02/2034*		234,000	248,124
Woori Bank Sub. Notes 4.75% due 04/30/2024		200,000	213,538

			4,586,244

Diversified Financial Services – 0.1%
Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*		158,000	160,963
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025		275,000	278,383

			439,346

Diversified Manufacturing Operations – 0.1%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 3.80% due 03/21/2029		136,000	142,830
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.88% due 03/10/2028	EUR	200,000	276,362

			419,192

Diversified Minerals – 0.2%
Anglo American Capital PLC Company Guar. Notes 3.25% due 04/03/2023	EUR	225,000	281,830
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 5.13% due 03/15/2023*		425,000	439,344

			721,174

Electric-Distribution – 0.1%
OmGrid Funding, Ltd. Company Guar. Notes 5.20% due 05/16/2027		200,000	181,754

Electric-Generation – 0.4%
Electricite de France SA Senior Notes 6.25% due 05/30/2028	GBP	200,000	341,100
Greenko Investment Co. Senior Sec. Notes 4.88% due 08/16/2023		230,000	223,436
SPIC Luxembourg Latin America Renewable Energy Investment Co. SARL Company Guar. Notes 4.65% due 10/30/2023		450,000	474,966

			1,039,502

Electric-Integrated – 0.4%
EDP Finance BV Senior Notes 2.00% due 04/22/2025	EUR	335,000	413,841
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*		225,000	226,027
Gas Natural Fenosa Finance BV Company Guar. Notes 1.38% due 01/21/2025	EUR	200,000	241,682
Iberdrola Finanzas SA Company Guar. Notes 1.00% due 03/07/2025	EUR	300,000	357,723

			1,239,273

Electronic Components-Semiconductors – 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 4.30% due 06/18/2029*		122,000	125,767

Finance-Commercial – 0.1%
Azure Orbit IV International Finance, Ltd. Company Guar. Notes 3.75% due 01/25/2023		200,000	203,465
Unifin Financiera SAB de CV SOFOM ENR Company Guar. Notes 7.25% due 09/27/2023		200,000	206,500

			409,965

Finance-Leasing Companies – 0.1%
ICBCIL Finance Co., Ltd. Senior Notes 3.63% due 11/15/2027		200,000	200,074

Food-Meat Products – 0.2%
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*		632,000	650,170

Insurance-Life/Health – 0.1%
Athene Holding, Ltd. Senior Notes 4.13% due 01/12/2028		101,000	101,826
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032		65,000	66,297

			168,123

Insurance-Property/Casualty – 0.1%
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029		261,000	263,843

Machinery-Farming – 0.2%
CNH Industrial Finance Europe SA Company Guar. Notes 1.88% due 01/19/2026	EUR	185,000	220,337
CNH Industrial NV Senior Notes 3.85% due 11/15/2027		173,000	172,756
CNH Industrial NV Senior Notes 4.50% due 08/15/2023		89,000	93,334

			486,427

Medical Instruments – 0.1%
Medtronic Global Holdings SCA Company Guar. Notes 1.75% due 07/02/2049	EUR	135,000	148,208
Medtronic Global Holdings SCA Company Guar. Notes 2.25% due 03/07/2039	EUR	125,000	160,709

			308,917

Medical-Drugs – 0.7%
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*		990,000	1,011,008
Bayer Capital Corp BV Company Guar. Notes 1.50% due 06/26/2026	EUR	200,000	235,554
GlaxoSmithKline Capital PLC Company Guar. Notes 3.13% due 05/14/2021		132,000	134,230
Novartis Finance SA Company Guar. Notes 1.63% due 11/09/2026	EUR	350,000	439,890
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026		207,000	208,736

			2,029,418

Metal-Copper – 0.2%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*		331,000	309,485
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*		257,000	250,254

			559,739

Metal-Diversified – 0.2%
Chinalco Capital Holdings, Ltd. Company Guar. Notes 4.25% due 04/21/2022		450,000	447,704
Glencore Finance Europe, Ltd. Company Guar. Notes 1.50% due 10/15/2026	EUR	125,000	144,093

			591,797

Metal-Iron – 0.1%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*		400,000	416,500

Oil & Gas Drilling – 0.2%
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*		269,000	231,426
Shelf Drilling Holdings, Ltd. Company Guar. Notes 8.25% due 02/15/2025*		275,000	253,825

			485,251

Oil Companies-Exploration & Production – 0.7%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031		51,000	67,636

MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*		637,000	640,185
Saka Energi Indonesia PT Senior Notes 4.45% due 05/05/2024		625,000	628,111
Saudi Arabian Oil Co. Senior Notes 4.25% due 04/16/2039*		400,000	404,949
Tengizchevroil Finance Co. International, Ltd. Senior Sec. Notes 4.00% due 08/15/2026		320,000	325,469

			2,066,350

Oil Companies-Integrated – 0.8%
BP Capital Markets PLC Company Guar. Notes 2.27% due 07/03/2026	GBP	200,000	264,562
BP Capital Markets PLC Company Guar. Notes 2.97% due 02/27/2026	EUR	125,000	166,796
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025		290,000	305,070
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027		108,000	111,874
Ecopetrol SA Senior Notes 4.13% due 01/16/2025		300,000	310,500
Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*		300,000	315,901
Petro-Canada Senior Notes 5.95% due 05/15/2035		47,000	58,514
Petroleos Mexicanos Company Guar. Notes 6.50% due 01/23/2029		300,000	290,250
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035		700,000	646,625

			2,470,092

Paper & Related Products – 0.2%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*		67,000	67,251
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*		384,000	387,360

			454,611

Retail-Petroleum Products – 0.2%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*		508,000	504,038

Satellite Telecom – 0.3%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023		590,000	538,375
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*		368,000	398,360

			936,735

Security Services – 0.2%
Garda World Security Corp. Senior Notes 8.75% due 05/15/2025*		535,000	528,312

Special Purpose Entity – 0.0%
Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015*†(4)(5)(6)		1,330,000	0

SupraNational Banks – 0.0%
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025		105,000	112,169

Telephone-Integrated – 0.4%
Ooredoo International Finance, Ltd. Company Guar. Notes 3.75% due 06/22/2026		360,000	370,192
Orange SA Senior Notes 1.88% due 09/12/2030	EUR	200,000	251,153
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		74,000	83,435
Telefonica Emisiones SA Company Guar. Notes 5.45% due 10/08/2029	GBP	100,000	160,646
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038		260,000	270,224

			1,135,650

Transport-Equipment & Leasing – 0.3%
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*		425,000	449,862
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*		409,000	436,972

			886,834

Transport-Marine – 0.1%
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*		300,000	310,875

Transport-Rail – 0.3%
Canadian National Railway Co. Senior Notes 2.85% due 12/15/2021		56,000	56,642

Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115		110,000	150,731
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042		600,000	744,629

			952,002

Transport-Services – 0.1%
Rumo Luxembourg SARL Company Guar. Notes 7.38% due 02/09/2024		240,000	259,022

Total Foreign Corporate Bonds & Notes (cost $40,374,338)			39,601,668

FOREIGN GOVERNMENT OBLIGATIONS – 9.8%
Sovereign – 9.8%
Abu Dhabi Government Senior Notes 3.13% due 10/11/2027		900,000	933,597
Arab Republic of Egypt Senior Notes 7.60% due 03/01/2029		300,000	316,305
Dominican Republic Senior Bonds 6.85% due 01/27/2045		650,000	710,944
Federal Republic of Nigeria Senior Notes 6.50% due 11/28/2027		300,000	300,229
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		350,000	375,116
Government of France Bonds 0.50% due 05/25/2029	EUR	525,000	626,878
Government of Jamaica Senior Notes 6.75% due 04/28/2028		600,000	681,006
Government of Jamaica Senior Notes 8.00% due 03/15/2039		400,000	494,004
Government of Mongolia Senior Notes 5.13% due 12/05/2022		320,000	322,940
Government of Mongolia Senior Notes 5.63% due 05/01/2023		300,000	305,348
Government of Ukraine Senior Notes 7.75% due 09/01/2027		330,000	339,082
Government of Ukraine Senior Notes 9.75% due 11/01/2028		600,000	677,250
Kingdom of Bahrain Senior Notes 7.00% due 10/12/2028		420,000	451,997
Kingdom of Bahrain Senior Notes 7.50% due 09/20/2047		300,000	317,193
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027*		450,000	455,206
Kingdom of Saudi Arabia Senior Notes 4.38% due 04/16/2029*		600,000	648,275
Oriental Republic of Uruguay Senior Notes 4.38% due 01/23/2031		1,250,000	1,352,500
Republic of Argentina Senior Notes 8.28% due 12/31/2033		1,261,834	1,052,067
Republic of Belarus Senior Notes 6.88% due 02/28/2023		300,000	322,632
Republic of Colombia Senior Notes 4.38% due 07/12/2021		300,000	310,503
Republic of Colombia Senior Notes 8.13% due 05/21/2024		600,000	738,000
Republic of Colombia Bonds 10.38% due 01/28/2033		470,000	737,900
Republic of Costa Rica Senior Notes 4.25% due 01/26/2023		470,000	462,955
Republic of El Salvador Senior Notes 6.38% due 01/18/2027		700,000	698,257
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		450,000	474,187
Republic of Guatemala Senior Notes 4.88% due 02/13/2028		560,000	576,806
Republic of Guatemala Senior Notes 4.90% due 06/01/2030*		200,000	205,500
Republic of Honduras Senior Notes 6.25% due 01/19/2027		910,000	977,121
Republic of Indonesia Senior Notes 3.70% due 01/08/2022		500,000	511,500
Republic of Indonesia Senior Bonds 4.13% due 01/15/2025		700,000	735,373
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033*		300,000	279,348
Republic of Kazakhstan Senior Notes 3.88% due 10/14/2024		600,000	635,784
Republic of Kenya Senior Notes 6.88% due 06/24/2024		300,000	319,031
Republic of Kenya Senior Notes 8.25% due 02/28/2048		300,000	312,015

Republic of Lebanon Senior Notes 6.65% due 02/26/2030		380,000	292,439
Republic of Lebanon Senior Notes 6.85% due 03/23/2027		370,000	292,762
Republic of Lebanon Senior Notes 8.25% due 04/12/2021		310,000	292,274
Republic of Lithuania Senior Notes 6.13% due 03/09/2021		350,000	371,559
Republic of Panama Senior Notes 4.50% due 05/15/2047		300,000	338,553
Republic of Panama Senior Notes 6.70% due 01/26/2036		400,000	544,004
Republic of Peru Senior Notes 2.84% due 06/20/2030		65,000	65,325
Republic of Peru Senior Notes 7.35% due 07/21/2025		360,000	459,540
Republic of Poland Senior Notes 3.00% due 03/17/2023		300,000	308,100
Republic of South Africa Senior Bonds 4.88% due 04/14/2026		600,000	620,459
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030*		390,000	388,383
Republic of the Philippines Senior Notes 4.00% due 01/15/2021		600,000	613,579
Republic of the Philippines Senior Notes 7.75% due 01/14/2031		360,000	529,582
Republic of Turkey Senior Notes 6.88% due 03/17/2036		470,000	450,000
Republic of Turkey Senior Notes 7.00% due 06/05/2020		400,000	409,024
Republic of Turkey Senior Notes 11.88% due 01/15/2030		200,000	265,000
Russian Federation Senior Notes 4.38% due 03/21/2029*		600,000	621,998
State of Kuwait Senior Notes 2.75% due 03/20/2022		800,000	810,769
State of Qatar Senior Notes 3.38% due 03/14/2024*		450,000	464,850
State of Qatar Senior Notes 4.50% due 04/23/2028		1,000,000	1,118,246
Sultanate of Oman Senior Notes 6.75% due 01/17/2048		1,000,000	881,184
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	100,000	185,209
United Mexican States Senior Bonds 4.75% due 03/08/2044		194,000	202,487

Total Foreign Government Obligations (cost $28,731,829)			29,182,175

U.S. GOVERNMENT AGENCIES – 24.7%
Federal Home Loan Mtg. Corp. – 6.0%
2.50% due 01/01/2028		179,463	181,166
2.50% due 04/01/2028		57,791	58,339
2.50% due 03/01/2031		102,403	103,281
2.50% due 11/01/2032		732,805	739,664
3.00% due 07/01/2045		1,974,531	2,004,063
3.00% due 10/01/2045		679,163	689,112
3.00% due 11/01/2046		2,793,528	2,841,677
3.50% due 03/01/2042		264,287	274,560
3.50% due 04/01/2042		293,467	304,872
3.50% due 09/01/2043		254,072	264,750
3.50% due 07/01/2045		2,619,270	2,710,039
3.50% due 11/01/2047		1,456,592	1,500,527
3.50% due 03/01/2048		3,585,780	3,708,110
4.00% due 01/01/2046		294,571	310,472
4.50% due 02/01/2020		329	336
4.50% due 08/01/2020		2,395	2,446
4.50% due 03/01/2039		1,229,825	1,326,600
4.50% due 12/01/2039		5,754	6,194
5.00% due 02/01/2034		17,382	18,926
5.00% due 05/01/2034		24,560	26,873
5.00% due 11/01/2043		174,795	191,192
5.50% due 05/01/2037		39,862	44,220
6.00% due 03/01/2040		31,763	36,039
6.50% due 02/01/2035		6,367	7,076
Federal Home Loan Mtg. Corp. FRS 4.33% (6 ML+1.49%) due 02/01/2037		8,945	9,231
4.83% (12 ML+1.88%) due 11/01/2037		73,487	77,774
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 4.41% (6.80%-1 ML) due 09/15/2039(2)(7)(8)		301,850	39,732
Federal Home Loan Mtg. Corp. REMIC Series 4740, Class BA 3.00% due 09/15/2045(2)		243,064	248,442

			17,725,713

Federal National Mtg. Assoc. – 17.2%
2.50% due 12/01/2026	390,509	393,973
2.50% due 08/01/2031	1,658,165	1,671,468
2.50% due 02/01/2032	675,701	680,817
3.00% due 10/01/2027	151,707	154,811
3.00% due 03/01/2030	1,013,512	1,037,432
3.00% due 10/01/2030	164,063	167,613
3.00% due 02/01/2033	464,278	474,502
3.00% due 12/01/2042	112,829	115,052
3.00% due 08/01/2046	3,776,582	3,839,321
3.00% due 04/01/2047	1,874,832	1,898,397
3.00% due 09/01/2048	2,114,528	2,141,033
3.50% due 08/01/2026	65,135	67,232
3.50% due 08/01/2027	50,670	52,301
3.50% due 10/01/2028	26,820	27,882
3.50% due 03/01/2033	1,614,586	1,668,763
3.50% due 02/01/2043	109,513	114,587
3.50% due 10/01/2045	240,695	249,912
3.50% due 11/01/2045	192,792	198,756
3.50% due 03/01/2046	2,289,343	2,357,454
3.50% due 07/01/2046	136,118	141,062
3.50% due 12/01/2047	7,739,333	7,985,144
3.50% due 04/01/2048	4,129,531	4,253,981
4.00% due 11/01/2025	96,400	101,066
4.00% due 03/01/2039	1,647,252	1,717,616
4.00% due 10/01/2043	276,000	291,828
4.00% due 02/01/2045	1,450,845	1,535,355
4.00% due 05/01/2047	569,550	594,505
4.00% due 07/01/2047	2,532,890	2,641,794
4.00% due 08/01/2047	2,640,698	2,752,074
4.00% due 06/01/2048	925,986	969,581
4.00% due 09/01/2048	972,328	1,011,766
4.00% due 11/01/2048	924,277	955,463
4.00% due 01/01/2049	2,077,198	2,157,148
4.00% due 03/01/2049	1,449,599	1,497,898
4.50% due 11/01/2022	10,879	11,105
4.50% due 06/01/2023	9,237	9,510
4.50% due 08/01/2045	1,528,335	1,659,347
4.50% due 06/01/2048	311,920	327,606
4.50% due 10/01/2048	87,468	91,375
4.50% due 11/01/2048	1,802,915	1,883,436
5.00% due 01/01/2023	4,087	4,182
5.00% due 03/01/2034	16,426	17,934
5.00% due 05/01/2035	9,236	10,093
5.00% due 05/01/2040	64,715	70,328
5.00% due 07/01/2040	68,138	74,047
5.50% due 06/01/2038	20,674	22,791
6.00% due 02/01/2032	4,378	4,793
6.00% due 05/01/2034	1,331	1,508
6.00% due 10/01/2034	17,513	19,190
7.50% due 01/01/2030	970	983
8.00% due 11/01/2028	2,314	2,528
Federal National Mtg. Assoc. FRS 4.37% (6 ML+1.54%) due 09/01/2035	51,604	53,369
4.45% (12 ML+1.57%) due 05/01/2037	13,956	14,586
4.57% (1 Yr USTYCR+2.22%) due 10/01/2035	49,422	51,998
4.57% (12 ML+1.82%) due 10/01/2040	15,212	15,990
4.58% (12 ML+1.66%) due 07/01/2039	45,691	47,866
4.66% (1 Yr USTYCR+2.26%) due 11/01/2036	26,255	27,726
4.67% (12 ML+1.83%) due 10/01/2040	30,057	31,475
4.71% (12 ML+1.76%) due 05/01/2040	54,722	57,561
4.75% (12 ML+1.91%) due 08/01/2035	44,924	47,430
Federal National Mtg. Assoc. REMIC
Series 2017-94, Class DA 3.00% due 06/25/2045(2)	200,234	202,153
Series 2018-27, Class EA 3.00% due 05/25/2048(2)	360,310	365,455
Series 2018-35, Class CD 3.00% due 05/25/2048(2)	375,466	379,431

		51,423,383

Government National Mtg. Assoc. – 1.5%
3.00% due 05/20/2046	2,092,101	2,142,381
4.50% due 10/20/2045	1,312,428	1,389,786
4.50% due 04/20/2047	828,744	870,536

		4,402,703

Total U.S. Government Agencies (cost $72,275,640)		73,551,799

U.S. GOVERNMENT TREASURIES – 1.6%
United States Treasury Bonds – 0.8%
2.88% due 05/15/2049	2,000,000	2,145,625
3.00% due 02/15/2049	157,000	172,430

		2,318,055

United States Treasury Notes – 0.8%
2.38% due 05/15/2029	1,193,000	1,232,845
2.50% due 01/31/2024	250,000	258,203
2.88% due 10/31/2020	1,000,000	1,013,008

		2,504,056

Total U.S. Government Treasuries (cost $4,792,426)		4,822,111

LOANS(9)(10)(11) – 5.1%
Applications Software – 0.0%
Corel Corp. FRS BTL coupon TBD due 06/26/2026	114,673	109,226

Auto Repair Centers – 0.1%
Mavis Tire Express Services Corp. FRS Delayed Draw 2.00% (3 ML+2.00%) due 03/20/2025(16)	15,925	15,576

Mavis Tire Express Services Corp. FRS 1st Lien 5.65% (1 ML+3.25%) due 03/20/2025	125,440	122,696
Wand NewCo 3, Inc. FRS 1st Lien 5.92% (1 ML+3.50%) due 02/05/2026	103,036	103,004

		241,276

Broadcast Services/Program – 0.1%
E W Scripps Co FRS BTL-B1 5.15% (1 ML+2.75%) due 05/01/2026	103,877	103,574
NEP Group, Inc. FRS BTL 5.65% (1 ML+3.25%) due 10/20/2025	139,300	139,039

		242,613

Building & Construction-Misc. – 0.0%
Verra Mobility Corp. FRS 1st Lien 6.15% (1 ML+3.75%) due 02/28/2025	134,140	134,349

Building Products-Air & Heating – 0.1%
API Heat Transfer ThermaSys Corp. FRS 1st Lien 8.33% (3 ML+6.00%) due 12/31/2023	159,777	143,799

Building Products-Doors & Windows – 0.1%
CHI Doors Holdings Corp. FRS 1st Lien 5.65% (1 ML+3.25%) due 07/29/2022	138,176	137,485

Building-Maintenance & Services – 0.1%
Allied Universal Holdco LLC FRS 1st Lien 6.65% (1 ML+4.25%) due 07/28/2022	164,175	163,816

Cable/Satellite TV – 0.2%
Altice France SA FRS BTL-B13 6.39% (1 ML+4.00%) due 08/14/2026	174,125	170,371
CSC Holdings LLC FRS BTL-B 4.64% (1 ML+2.25%) due 07/17/2025	124,682	122,539
CSC Holdings LLC FRS BTL-B 4.89% (1 ML+2.50%) due 01/25/2026	152,455	150,511
Unitymedia Finance LLC FRS BTL-B 4.64% (1 ML+2.25%) due 09/30/2025	140,000	139,527

		582,948

Casino Hotels – 0.1%
Caesars Resort Collection LLC FRS BTL-B 5.15% (1 ML+2.75%) due 12/22/2024	139,293	136,582
CityCenter Holdings LLC FRS BTL-B 4.65% (1 ML+2.25%) due 04/18/2024	140,284	139,733

		276,315

Casino Services – 0.0%
Stars Group Holdings FRS BTL 5.83% (3 ML+3.50%) due 07/10/2025	122,908	122,831

Cellular Telecom – 0.0%
Sprint Communications, Inc. FRS BTL-B 5.44% (1 ML+3.00%) due 02/02/2024	137,163	135,734

Chemicals-Diversified – 0.1%
Hexion, Inc. FRS BTL coupon TBD due 06/25/2026	140,999	140,823

Chemicals-Specialty – 0.1%
LTI Holdings, Inc. FRS 1st Lien 5.90% (1 ML+3.50%) due 09/06/2025	91,073	85,893
LTI Holdings, Inc. FRS 2nd Lien 9.19% (3 ML+6.75%) due 09/06/2026	51,322	47,259
Starfruit US HoldCo. LLC FRS BTL-B 5.67% (1 ML+3.25%) due 10/01/2025	140,148	137,725

		270,877

Commercial Services-Finance – 0.1%
Financial & Risk US Holdings, Inc. FRS BTL 6.15% (1 ML+3.75%) due 10/01/2025	136,973	132,718
MoneyGram International, Inc. FRS BTL-B 5.69% (3 ML+3.25%) due 03/27/2020	110,888	107,007
Verscend Holding Corp. FRS BTL-B 6.90% (1 ML+4.50%) due 08/27/2025	103,522	103,457

		343,182

Computer Data Security – 0.0%
McAfee LLC FRS BTL-B1 6.08% (1 ML+3.75%) due 09/30/2024	134,323	134,029

Computer Services – 0.0%
Tempo Acquisition LLC FRS BTL-B 5.40% (1 ML+3.00%) due 05/01/2024	137,300	136,613

Computer Software – 0.1%
Rackspace Hosting, Inc. FRS 1st Lien 5.58% (3 ML+3.00%) due 11/03/2023	140,714	129,457
Ultimate Software Group Inc. FRS BTL-B 6.08% (3 ML+3.75%) due 05/04/2026	103,512	103,615
Vertafore, Inc. FRS 1st Lien 5.65% (1 ML+3.25%) due 07/02/2025	69,650	66,827
Vertafore, Inc. FRS 2nd Lien 9.65% (1 ML+7.25%) due 07/02/2026	72,934	70,852

		370,751

Consulting Services – 0.1%
AlixPartners LLP FRS BTL 5.15% (1 ML+2.75%) due 04/04/2024	138,293	137,823
Stiphout Finance LLC FRS 1st Lien 5.40% (1 ML+3.00%) due 10/26/2022	32,471	32,146

		169,969

Containers-Metal/Glass – 0.0%
BWAY Corp. FRS BTL 5.85% (3 ML+3.25%) due 04/03/2024	140,284	135,287

Containers-Paper/Plastic – 0.0%
Charter NEX US, Inc. FRS 1st Lien 5.40% (1 ML+3.00%) due 05/16/2024	99,492	97,544

Data Processing/Management – 0.0%
CCC Information Services, Inc. FRS 1st Lien 5.16% (1 ML+2.75%) due 04/26/2024	138,294	136,358

Disposable Medical Products – 0.2%
Sotera Health Holdings LLC FRS BTL 5.40% (1 ML+3.00%) due 05/15/2022	549,820	542,489

Distribution/Wholesale – 0.1%
Univar USA, Inc. FRS BTL-B3 4.65% (1 ML+2.25%) due 07/01/2024	139,109	138,627

E-Commerce/Services – 0.1%
RentPath LLC FRS 2nd Lien 11.41% (1 ML+9.00%) due 12/17/2022	1,062,906	159,436

Electric-Generation – 0.0%
Vistra Operations Co. LLC FRS BTL 4.40% (1 ML+2.00%) due 08/04/2023	71,302	71,157

Electronic Components-Misc. – 0.0%
AI Ladder Luxembourg Subco SARL FRS BTL 6.83% (3 ML+4.50%) due 07/09/2025	135,656	131,586

Electronic Components-Semiconductors – 0.0%
Bright Bidco BV FRS BTL-B 5.83% (3 ML+3.50%) due 06/30/2024	121,525	85,067
Bright Bidco BV FRS BTL-B 5.90% (1 ML+3.50%) due 06/30/2024	58,674	41,072

		126,139

Enterprise Software/Service – 0.4%
Almonde, Inc. FRS BTL-B 6.10% (3 ML+4.00%) due 06/13/2024	144,228	140,390
Applied Systems, Inc. FRS 1st Lien 5.33% (3 ML+3.00%) due 09/19/2024	134,316	133,099
Epicor Software Corp. FRS 1st Lien 5.66% (1 ML+3.25%) due 06/01/2022	134,703	133,665
ETA Australia Holdings III Pty, Ltd. FRS BTL 6.40% (1 ML+4.00%) due 06/05/2026	104,103	104,147

Greeneden US Holdings II LLC FRS BTL 5.65% (1 ML+3.25%) due 12/01/2023	41,770	41,231
Greeneden US Holdings II LLC FRS BTL 5.65% (3 ML+3.25%) due 12/01/2023	97,523	96,263
Informatica LLC FRS BTL 5.65% (1 ML+3.25%) due 08/05/2022	139,291	139,326
Kronos, Inc. FRS 1st Lien 5.58% (3 ML+3.00%) due 11/01/2023	140,000	139,591
Sophia LP FRS BTL-B 5.58% (3 ML+3.25%) due 09/30/2022	135,495	135,114

		1,062,826

Finance-Credit Card – 0.0%
Pi US Mergerco, Inc. FRS 1st Lien 5.65% (1 ML+3.25%) due 01/03/2025	137,284	135,454

Finance-Investment Banker/Broker – 0.1%
Blackstone CQP Holco LP FRS BTL-B 5.89% (3 ML+3.50%) due 09/30/2024	103,738	103,868
Deerfield Holdings Corp. Acquisition FRS BTL-B 5.65% (1 ML+3.25%) due 02/13/2025	138,606	134,361

		238,229

Gambling (Non-Hotel) – 0.0%
Mohegan Tribal Gaming Authority FRS BTL-B 6.40% (1 ML+4.00%) due 10/13/2023	138,272	128,939

Hazardous Waste Disposal – 0.1%
GFL Environmental, Inc. FRS BTL 5.40% (1 ML+3.00%) due 05/30/2025	141,286	138,779

Human Resources – 0.1%
Team Health Holdings, Inc. FRS 1st Lien 5.15% (1 ML+2.75%) due 02/06/2024	396,954	347,335

Insurance Brokers – 0.1%
Alliant Holdings Intermediate LLC FRS BTL-B1 5.40% (1 ML+3.00%) due 05/09/2025	139,296	135,161
HUB International, Ltd. FRS BTL-B 5.59% (3 ML+3.00%) due 04/25/2025	140,239	136,624
USI, Inc. FRS BTL 5.33% (3 ML+3.00%) due 05/16/2024	129,781	126,406

		398,191

Insurance-Multi-line – 0.1%
York Risk Services Holding Corp. FRS BTL-B 6.15% (1 ML+3.75%) due 10/01/2021	161,988	152,633

Insurance-Property/Casualty – 0.1%
Asurion LLC FRS BTL-B6 5.40% (1 ML+3.00%) due 11/03/2023	140,909	140,557
Asurion LLC FRS 2nd Lien 8.90% (1 ML+6.50%) due 08/04/2025	7,101	7,192
Sedgwick Claims Management Services, Inc. FRS BTL 5.65% (1 ML+3.25%) due 12/31/2025	119,101	117,374

		265,123

Internet Financial Services – 0.1%
ION Trading Finance, Ltd. FRS BTL 6.33% (3 ML+4.00%) due 11/21/2024	143,172	138,876

Machinery-Electrical – 0.0%
Brookfield WEC Holdings, Inc. FRS 1st Lien 5.90% (1 ML+3.50%) due 08/01/2025	102,485	102,357

Machinery-General Industrial – 0.0%
Shape Technologies Group, Inc. FRS BTL 5.49% (3 ML+3.00%) due 04/21/2025	99,040	94,830

Machinery-Pumps – 0.0%
STS Operating, Inc. FRS BTL 6.65% (1 ML+4.25%) due 12/11/2024	138,116	137,210

Medical Products – 0.1%
Athenahealth, Inc. FRS BTL-B 7.04% (3 ML+4.50%) due 02/11/2026	139,106	138,758

Medical-Drugs – 0.1%
Akorn, Inc. FRS BTL-B 9.50% (3 ML+7.00%) due 04/16/2021	112,976	105,633
Alphabet Holding Co., Inc. FRS 1st Lien 5.90% (1 ML+3.50%) due 09/26/2024	146,373	137,957
Bausch Health Americas, Inc. FRS BTL 5.16% (1 ML+2.75%) due 11/27/2025	97,264	96,656

		340,246

Medical-Generic Drugs – 0.1%
Alvogen Pharma US, Inc. FRS BTL-B 7.15% (1 ML+4.75%) due 04/02/2022	131,400	120,395
Amneal Pharmaceuticals LLC FRS BTL-B 5.94% (1 ML+3.50%) due 05/04/2025	137,306	136,220

		256,615

Medical-HMO – 0.0%
MPH Acquisition Holdings LLC FRS BTL-B 5.08% (3 ML+2.75%) due 06/07/2023	122,027	116,485

Medical-Outpatient/Home Medical – 0.1%
HC Group Holdings III, Inc. FRS BTL-B coupon TBD due 05/21/2026	140,774	140,246

Metal Processors & Fabrication – 0.2%
Crosby Group LLC FRS BTL-B coupon TBD due 06/12/2026	105,101	104,094
Doncasters Group, Ltd. FRS BTL 5.83% (3 ML+3.50%) due 04/09/2020	252,725	200,601
Dynacast International LLC FRS BTL 5.58% (3 ML+3.25%) due 01/28/2022	139,273	134,398
SEI Holdings I Corp. FRS 1st Lien 6.40% (1 ML+4.00%) due 03/27/2021	141,626	139,856

		578,949

Oil Companies-Exploration & Production – 0.1%
Osum Production Corp. FRS BTL 8.10% (3 ML+5.50%) due 07/28/2020(4)	389,213	350,291

Physicians Practice Management – 0.1%
Sound Inpatient Physicians, Inc. FRS 1st Lien 5.15% (1 ML+2.75%) due 06/27/2025	149,271	148,991

Pipelines – 0.1%
Lucid Energy Group II Borrower LLC FRS 1st Lien 5.40% (1 ML+3.00%) due 02/17/2025	147,254	140,260
Medallion Midland Acquisition LLC FRS BTL 5.65% (1 ML+3.25%) due 10/30/2024	135,761	131,730

		271,990

Publishing-Books – 0.1%
Houghton Mifflin Harcourt Publishers, Inc. FRS BTL 5.40% (1 ML+3.00%) due 05/31/2021	146,238	137,647

Publishing-Periodicals – 0.1%
Meredith Corp. FRS BTL-B1 5.15% (1 ML+2.75%) due 01/31/2025	114,161	114,036
Nielsen Finance LLC FRS BTL-B4 coupon TBD due 10/04/2023	142,000	140,504

		254,540

Quarrying – 0.1%
US Silica Co. FRS BTL-B 6.44% (1 ML+4.00%) due 05/01/2025	151,580	141,808

Real Estate Management/Services – 0.1%
DTZ U. S. Borrower LLC FRS BTL-B 5.65% (1 ML+3.25%) due 08/21/2025	138,178	137,556

Research & Development – 0.0%
PAREXEL International Corp. FRS BTL 5.15% (1 ML+2.75%) due 09/27/2024	136,555	130,623

Resort/Theme Parks – 0.0%
SW Acquisitions Co., Inc. FRS BTL-B5 5.40% (1 ML+3.00%) due 03/31/2024	137,229	136,657

Retail-Major Department Stores – 0.1%
Hudson’s Bay Co. FRS BTL-B 5.69% (1 ML+3.25%) due 09/30/2022	140,003	139,688

Retail-Petroleum Products – 0.1%
EG America LLC FRS BTL 6.33% (3 ML+4.00%) due 02/07/2025	350,564	344,210

Retail-Restaurants – 0.1%
IRB Holding Corp. FRS BTL-B 5.64% (1 ML+3.25%) due 02/05/2025	139,295	137,583

Retail-Sporting Goods – 0.0%
Bass Pro Group LLC FRS BTL 7.40% (1 ML+5.00%) due 09/25/2024	134,755	128,481

Retail-Vitamins & Nutrition Supplements – 0.1%
JP Intermediate B LLC FRS BTL 8.08% (3 ML+5.50%) due 11/20/2025	347,016	296,698

Satellite Telecom – 0.0%
Intelsat Jackson Holdings SA FRS BTL-B3 6.15% (1 ML+3.75%) due 11/27/2023	135,000	133,355

Security Services – 0.0%
Prime Security Services Borrower LLC FRS BTL-B1 5.15% (1 ML+2.75%) due 05/02/2022	120,937	120,058

Soap & Cleaning Preparation – 0.0%
Diamond BC BV FRS BTL 5.58% (3 ML+3.00%) due 09/06/2024	155,698	136,625

Telecom Services – 0.1%
GTT Communications, Inc. FRS BTL-B 5.15% (1 ML+2.75%) due 05/31/2025	143,451	128,164
Level 3 Parent LLC FRS BTL-B 4.65% (1 ML+2.25%) due 02/22/2024	135,000	133,791
West Corp. FRS BTL-B1 6.02% (3 ML+3.50%) due 10/10/2024	165,778	151,998

		413,953

Telecommunication Equipment – 0.0%
CommScope, Inc. FRS BTL-B 5.65% (1 ML+3.25%) due 04/06/2026	70,565	70,388

Telephone-Integrated – 0.0%
CenturyLink, Inc. FRS BTL-B 5.15% (1 ML+2.75%) due 01/31/2025	135,761	132,409

Theaters – 0.3%
AMC Entertainment Holdings, Inc. FRS BTL-B 5.23% (6 ML+3.00%) due 04/22/2026	137,031	136,688
Cineworld, Ltd. FRS BTL 4.65% (1 ML+2.25%) due 02/28/2025	140,828	138,381
William Morris Endeavor Entertainment LLC FRS BTL-B1 5.16% (1 ML+2.75%) due 05/18/2025	573,111	553,053

		828,122

Transport-Truck – 0.1%
Pods LLC FRS 1st Lien 5.16% (1 ML+2.75%) due 12/06/2024	151,178	148,784

Travel Services – 0.1%
Travelport Finance Luxembourg SARL FRS BTL 7.54% (3 ML+5.00%) due 05/29/2026	149,796	140,658

Total Loans (cost $16,425,544)		15,188,455

COMMON STOCKS – 0.2%
Building Products-Air & Heating – 0.0%
API Heat Transfer, Inc.(12)	171,230	46,232

Television – 0.2%
ION Media Networks, Inc.†(4)(12)	655	711,985

Total Common Stocks (cost $56,512)		758,217

PREFERRED SECURITIES – 0.1%
Building Products-Air & Heating – 0.0%
API Heat Transfer, Inc. Class A 8.63%(12)		36,495	28,466

Electric-Distribution – 0.1%
Entergy Louisiana LLC 4.70%		5,200	131,716

Sovereign Agency – 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%†		5,875	72,850

Total Preferred Securities (cost $257,205)			233,032

PREFERRED SECURITIES/CAPITAL SECURITIES – 1.4%
Banks-Money Center – 0.1%
BBVA Bancomer SA 5.13% due 01/18/2033*		$201,000	193,412

Banks-Super Regional – 0.0%
Wells Fargo Capital X 5.95% due 12/01/2086		115,000	135,523

Building & Construction-Misc. – 0.2%
China Minmetals Corp. 3.75% due 11/13/2022(13)		675,000	669,837

Diversified Banking Institutions – 0.2%
Bank of Nova Scotia 4.65% due 10/12/2022(13)		206,000	197,082
HSBC Holdings PLC 6.00% due 05/22/2027(13)		273,000	279,143
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(13)		163,000	174,019

			650,244

Diversified Minerals – 0.1%
BHP Billiton Finance, Ltd. 5.63% due 10/22/2079	EUR	100,000	137,083

Electric-Distribution – 0.1%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043		278,000	272,718

Electric-Generation – 0.1%
Electricite de France SA 4.25% due 01/29/2020(13)	EUR	200,000	232,573

Electric-Integrated – 0.1%
Dominion Resources, Inc. 5.75% due 10/01/2054		91,000	94,549
Gas Natural Fenosa Finance BV 3.38% due 04/24/2024(13)	EUR	100,000	119,542

			214,091

Finance-Investment Banker/Broker – 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)		222,000	22

Food-Dairy Products – 0.1%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		367,000	406,453

Insurance-Life/Health – 0.1%
Aviva PLC 6.13% due 07/05/2043	EUR	115,000	153,389
Prudential Financial, Inc. 5.70% due 09/15/2048		238,000	255,721

			409,110

Oil Companies-Integrated – 0.1%
TOTAL SA 2.71% due 05/05/2023(13)	EUR	275,000	334,201

Pipelines – 0.1%
EnLink Midstream Partners LP 6.00% due 12/15/2022(13)		67,000	52,763
Enterprise Products Operating LLC 5.25% due 08/16/2077		59,000	56,377
TransCanada Trust 5.30% due 03/15/2077		101,000	97,000
TransCanada Trust 5.63% due 05/20/2075		85,000	84,104

			290,244

Water – 0.1%
Suez 3.00% due 06/23/2020(13)	EUR	200,000	233,116

Total Preferred Securities/Capital Securities (cost $4,116,407)			4,178,627

Total Long-Term Investment Securities (cost $272,995,454)			275,057,767

SHORT-TERM INVESTMENT SECURITIES – 7.4%
Registered Investment Companies – 7.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.31%(14)		21,456,575	21,456,575

U.S. Government Treasuries – 0.2%
United States Treasury Bills Disc. Notes 2.35% due 04/23/2020		$385,000	378,875
2.38% due 10/31/2019		385,000	382,361

			761,236

Total Short-Term Investment Securities (cost $22,216,123)			22,217,811

TOTAL INVESTMENTS (cost $295,211,577)		99.7%	297,275,578
Other assets less liabilities		0.3	1,011,840

NET ASSETS		100.0%	$298,287,418

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2019, the aggregate value of these securities was $65,556,981 representing 22.0% of net assets.

†	Non-income producing security

(1)	Commercial Mortgage Backed Security

(2)	Collateralized Mortgage Obligation

(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Securities classified as Level 3 (see Note 1).

(5)	Company has filed for bankruptcy protection.

(6)	Security in default of interest and principal at maturity.

(7)	Interest Only

(8)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at June 30, 2019.

(9)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(11)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.

(12)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
API Heat Transfer, Inc.	12/31/2018	171,230	$56,506	$46,232	$0.27	0.02%
ION Media Networks, Inc.	12/16/2016	655	6	711,985	1,087.00	0.24%
Preferred Securities
API Heat Transfer, Inc., Class A	12/31/2018	36,495	36,495	28,466	0.78	0.01%

				$786,683		0.27%

(13)	Perpetual maturity - maturity date reflects the next call date.

(14)	The rate shown is the 7-day yield as of June 30, 2019.

(15)	Denominated in United States dollars unless otherwise indicated.

(16)	All or a portion of this holding is subject to unfunded loan commitments (see Note 3).

BTL – Bank Term Loan

REMIC – Real Estate Mortgage Investment Conduit

TBD – Senior loans purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

FRS – Floating Rate Security

VRS – Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend

EUR – Euro Currency

GBP – British Pound

Index Legend

1 ML – 1 Month USD LIBOR

3 ML – 3 Month USD LIBOR

6 ML – 6 Month USD LIBOR

12 ML – 12 Month USD LIBOR

1 Yr USTYCR – 1 Year US Treasury Yield Curve Rate

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A.	EUR	6,920,000	USD	7,792,277	07/11/2019	$–	$(82,451)
	EUR	4,400,000	USD	4,982,448	09/06/2019	–	(46,832)
	GBP	2,550,000	USD	3,244,560	09/06/2019	–	(3,503)
	USD	648,811	GBP	515,000	09/06/2019	7,171	–

Net Unrealized Appreciation/(Depreciation)						$7,171	$(132,786)

EUR – Euro Currency

GBP – Pound Sterling

USD – United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$–	$8,265,066	$–	$8,265,066
U.S. Corporate Bonds & Notes:
Airlines	–	–	19,774	19,774
Finance-Investment Banker/Broker	–	519,497	64	519,561
Gambling (Non-Hotel)	–	598,797	27,632	626,429
Rubber/Plastic Products	–	–	0	0
Other Industries	–	98,110,853	–	98,110,853
Foreign Corporate Bonds & Notes:
Special Purpose Entity	–	–	0	0
Other Industries	–	39,601,668	–	39,601,668
Foreign Government Obligations	–	29,182,175	–	29,182,175
U.S. Government Agencies	–	73,551,799	–	73,551,799
U.S. Government Treasuries	–	4,822,111	–	4,822,111
Loans:
Oil Companies-Exploration & Production	–	–	350,291	350,291
Other Industries	–	14,838,164	–	14,838,164
Common Stocks:
Building Products-Air & Heating	–	46,232	–	46,232
Television	–	–	711,985	711,985
Preferred Securities:
Building Products-Air & Heating	–	28,466	–	28,466
Other Industries	204,566	–	–	204,566
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	–	–	22	22
Other Industries	–	4,178,605	–	4,178,605
Short-Term Investment Securities:
Registered Investment Companies	21,456,575	–	–	21,456,575
U.S. Government Treasuries	–	761,236	–	761,236

Total Investments at Value	$21,661,141	$274,504,669	$1,109,768	$297,275,578

Other Financial Instruments:+
Forward Foreign Currency Contracts	$–	$7,171	$–	$7,171

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$–	$132,786	$–	$132,786

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

+	Amounts presented represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

AIG Flexible Credit Fund

PORTFOLIO OF INVESTMENTS – June 30, 2019 – (unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
ASSET BACKED SECURITIES – 0.1%
Diversified Financial Services – 0.1%
TGIF Funding LLC Series 2017 -1A, Class A2 6.20% due 04/30/2047* (cost $363,355)	$376,320	$368,605

U.S. CORPORATE BONDS & NOTES – 34.3%
Aerospace/Defense-Equipment – 0.5%
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	745,000	750,587
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	380,000	384,275
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	600,000	606,900

		1,741,762

Applications Software – 0.3%
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	1,030,000	1,068,625

Athletic Equipment – 0.2%
Vista Outdoor, Inc. Company Guar. Notes 5.88% due 10/01/2023	810,000	790,090

Auto-Heavy Duty Trucks – 0.4%
Navistar International Corp. Company Guar. Notes 6.63% due 11/01/2025*	1,435,000	1,503,162

Banks-Commercial – 0.2%
Synovus Financial Corp. Sub. Notes 5.90% due 02/07/2029	520,000	538,200

Broadcast Services/Program – 0.7%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 9.25% due 02/15/2024*	1,260,000	1,367,100
iHeartCommunications, Inc. Senior Sec. Notes 6.38% due 05/01/2026	135,153	143,431
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	244,965	256,606
Univision Communications, Inc. Senior Sec. Notes 5.13% due 05/15/2023*	740,000	723,350

		2,490,487

Building & Construction-Misc. – 0.3%
Frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*	150,000	159,750
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.63% due 08/15/2025	740,000	730,750

		890,500

Building-Heavy Construction – 0.2%
New Enterprise Stone & Lime Co., Inc. Senior Notes 10.13% due 04/01/2022*	805,000	823,112

Building-Maintenance & Services – 0.5%
Allied Universal Holdco LLC Senior Notes 9.75% due 07/15/2027*	1,080,000	1,075,950
ServiceMaster Co. LLC Company Guar. Notes 5.13% due 11/15/2024*	620,000	637,825

		1,713,775

Building-Residential/Commercial – 1.7%
Beazer Homes USA, Inc. Company Guar. Notes 5.88% due 10/15/2027	560,000	485,632
Beazer Homes USA, Inc. Company Guar. Notes 6.75% due 03/15/2025	720,000	689,400
Lennar Corp. Company Guar. Notes 5.25% due 06/01/2026	815,000	867,975
M/I Homes, Inc. Company Guar. Notes 5.63% due 08/01/2025	730,000	740,950
PulteGroup, Inc. Company Guar. Notes 7.88% due 06/15/2032	645,000	767,550
TRI Pointe Group Inc./TRI Pointe Homes Inc. Company Guar. Notes 5.88% due 06/15/2024	1,475,000	1,522,495
William Lyon Homes, Inc. Company Guar. Notes 6.00% due 09/01/2023	700,000	710,500

		5,784,502

Cable/Satellite TV – 1.3%
Cablevision Systems Corp. Senior Notes 5.88% due 09/15/2022	1,255,000	1,317,750
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	825,000	854,172
CSC Holdings LLC Senior Notes 7.50% due 04/01/2028*	585,000	642,213
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	1,130,000	1,091,862
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	340,000	329,800

		4,235,797

Casino Hotels – 0.8%
Boyd Gaming Corp. Company Guar. Notes 6.00% due 08/15/2026	260,000	273,325

Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	1,615,000	1,708,476
MGM Resorts International Company Guar. Notes 5.75% due 06/15/2025	615,000	668,997

		2,650,798

Casino Services – 0.2%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026	755,000	824,837

Cellular Telecom – 0.3%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	960,000	1,042,800

Chemicals-Diversified – 0.1%
Hexion, Inc. Senior Sec. Notes 10.38% due 02/01/2022†*(1)(3)	495,000	377,437
Hexion, Inc. Sec. Notes 13.75% due 02/01/2022†*(1)(3)	395,000	68,138

		445,575

Chemicals-Specialty – 0.4%
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	835,000	845,437
Platform Specialty Products Corp. Company Guar. Notes 5.88% due 12/01/2025*	630,000	655,988

		1,501,425

Coal – 0.3%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. Company Guar. Notes 7.50% due 05/01/2025*	985,000	1,034,250

Computer Services – 0.3%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	530,000	459,775
Exela Intermediate LLC/Exela Finance, Inc. Senior Sec. Notes 10.00% due 07/15/2023*	490,000	398,125

		857,900

Computers – 0.3%
Dell International LLC/EMC Corp. Senior Sec. Notes 4.90% due 10/01/2026*	495,000	516,461
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029*	505,000	532,169

		1,048,630

Computers-Integrated Systems – 0.1%
Everi Payments, Inc. Company Guar. Notes 7.50% due 12/15/2025*	250,000	261,250

Consumer Products-Misc. – 0.2%
Prestige Brands, Inc. Company Guar. Notes 6.38% due 03/01/2024*	775,000	810,844

Containers-Metal/Glass – 0.4%
Greif, Inc. Company Guar. Notes 6.50% due 03/01/2027*	610,000	629,825
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*	665,000	724,850

		1,354,675

Containers-Paper/Plastic – 0.2%
Trident Merger Sub, Inc. Senior Notes 6.63% due 11/01/2025*	790,000	736,675

Diagnostic Equipment – 0.8%
Avantor, Inc. Senior Sec. Notes 6.00% due 10/01/2024*	1,155,000	1,228,920
Avantor, Inc. Senior Notes 9.00% due 10/01/2025*	735,000	819,525
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	790,000	754,450

		2,802,895

Dialysis Centers – 0.2%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	635,000	635,191

Disposable Medical Products – 0.3%
Sotera Health Holdings LLC Senior Notes 6.50% due 05/15/2023*	900,000	911,250

Distribution/Wholesale – 0.1%
IAA Spinco, Inc. Senior Notes 5.50% due 06/15/2027*	280,000	291,200

Diversified Manufacturing Operations – 0.2%
LSB Industries, Inc. Senior Sec. Notes 9.63% due 05/01/2023*	795,000	808,912

E-Commerce/Services – 0.1%
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	270,000	277,120

Electric-Generation – 0.6%
Vistra Operations Co. LLC Senior Sec. Notes 4.30% due 07/15/2029*	660,000	669,081

Vistra Operations Co. LLC Senior Notes 5.63% due 02/15/2027*	1,145,000	1,212,269

		1,881,350

Electric-Integrated – 0.3%
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	750,000	745,313
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	295,000	302,375
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020†	1,667,835	6,671

		1,054,359

Electronic Components-Semiconductors – 0.3%
Amkor Technology, Inc. Senior Notes 6.63% due 09/15/2027*	1,010,000	1,003,788

Energy-Alternate Sources – 0.4%
TerraForm Power Operating LLC Company Guar. Notes 4.25% due 01/31/2023*	650,000	649,187
TerraForm Power Operating LLC Company Guar. Notes 5.00% due 01/31/2028*	590,000	592,213

		1,241,400

Enterprise Software/Service – 0.2%
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	665,000	676,704

Finance-Consumer Loans – 1.7%
Navient Corp. Senior Notes 5.88% due 10/25/2024	1,095,000	1,107,319
Navient Corp. Senior Notes 6.75% due 06/25/2025	1,025,000	1,060,875
Springleaf Finance Corp. Company Guar. Notes 6.13% due 05/15/2022	1,040,000	1,115,400
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	820,000	897,884
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	390,000	427,294
Synchrony Financial Senior Notes 4.38% due 03/19/2024	935,000	979,075

		5,587,847

Finance-Mortgage Loan/Banker – 0.7%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 5.88% due 08/01/2021*	1,235,000	1,253,525
Nationstar Mtg. Holdings, Inc. Company Guar. Notes 8.13% due 07/15/2023*	595,000	606,900
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	350,000	350,532

		2,210,957

Food-Dairy Products – 0.2%
Chobani LLC/Chobani Finance Corp., Inc. Company Guar. Notes 7.50% due 04/15/2025*	730,000	682,550

Food-Misc./Diversified – 0.8%
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	1,250,000	1,209,375
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc. Senior Notes 8.50% due 06/01/2026*	580,000	514,750
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	435,000	440,981
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	590,000	609,175

		2,774,281

Food-Retail – 0.3%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	705,000	710,499
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 7.50% due 03/15/2026*	145,000	154,787

		865,286

Funeral Services & Related Items – 0.1%
Service Corp. International Senior Notes 5.13% due 06/01/2029	220,000	231,550

Gambling (Non-Hotel) – 0.8%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	1,160,000	1,163,625
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 02/15/2023*	485,000	512,888

Scientific Games International, Inc. Company Guar. Notes 6.63% due 05/15/2021	440,000	446,050
Scientific Games International, Inc. Company Guar. Notes 8.25% due 03/15/2026*	380,000	398,996
Twin River Worldwide Holdings, Inc. Senior Notes 6.75% due 06/01/2027*	200,000	208,500

		2,730,059

Hazardous Waste Disposal – 0.0%
Clean Harbors, Inc. Senior Notes 4.88% due 07/15/2027*	50,000	50,818

Hotels/Motels – 0.3%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.88% due 01/15/2030*	370,000	381,100
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.13% due 05/01/2026	460,000	480,125

		861,225

Housewares – 0.1%
American Greetings Corp. Company Guar. Notes 8.75% due 04/15/2025*	530,000	490,250

Insurance-Multi-line – 0.3%
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 7.00% due 11/15/2025*	710,000	640,775
Acrisure LLC/Acrisure Finance, Inc. Senior Sec. Notes 8.13% due 02/15/2024*	320,000	330,400

		971,175

Internet Connectivity Services – 0.2%
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	600,000	611,970

Investment Companies – 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 5.88% due 02/01/2022	985,000	994,850
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.25% due 05/15/2026*	880,000	892,100
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.38% due 12/15/2025	285,000	290,928

		2,177,878

Machinery-Electrical – 0.2%
Vertiv Intermediate Holding Corp. Senior Notes 12.00% due 02/15/2022*(2)	795,000	767,175

Machinery-General Industrial – 0.2%
RBS Global, Inc./Rexnord LLC Company Guar. Notes 4.88% due 12/15/2025*	775,000	784,688

Medical Information Systems – 0.2%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. Senior Notes 5.75% due 03/01/2025*	340,000	345,100
IQVIA, Inc. Company Guar. Notes 5.00% due 05/15/2027*	270,000	278,775

		623,875

Medical Labs & Testing Services – 0.9%
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	280,000	284,900
Charles River Laboratories International, Inc. Company Guar. Notes 5.50% due 04/01/2026*	350,000	368,305
Eagle Holding Co. II LLC Senior Notes 7.63% due 05/15/2022*(2)	910,000	914,550
Eagle Holding Co. II LLC Notes 7.75% due 05/15/2022(2)*	820,000	826,150
West Street Merger Sub, Inc. Senior Notes 6.38% due 09/01/2025*	810,000	749,250

		3,143,155

Medical-Drugs – 0.4%
Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*	885,000	973,075
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	350,000	252,000

		1,225,075

Medical-Generic Drugs – 0.1%
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	405,000	397,913

Medical-HMO – 0.2%
Centene Corp. Senior Notes 5.38% due 06/01/2026*	195,000	204,994
WellCare Health Plans, Inc. Senior Notes 5.25% due 04/01/2025	450,000	469,125

		674,119

Medical-Hospitals – 1.9%
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	851,000	874,811

HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	1,315,000	1,419,378
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	1,415,000	1,531,737
HCA, Inc. Company Guar. Notes 5.88% due 02/01/2029	155,000	169,919
Surgery Center Holdings, Inc. Company Guar. Notes 10.00% due 04/15/2027*	425,000	423,938
Tenet Healthcare Corp. Sec. Notes 5.13% due 05/01/2025	285,000	286,425
Tenet Healthcare Corp. Sec. Notes 6.25% due 02/01/2027*	495,000	512,325
Tenet Healthcare Corp. Senior Notes 7.00% due 08/01/2025	650,000	647,562
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	365,000	382,794

		6,248,889

Metal Processors & Fabrication – 0.1%
Hillman Group, Inc. Company Guar. Notes 6.38% due 07/15/2022*	585,000	519,188

Oil & Gas Drilling – 0.3%
Nabors Industries, Inc. Company Guar. Notes 5.75% due 02/01/2025	535,000	474,144
Rowan Cos., Inc. Company Guar. Notes 5.40% due 12/01/2042	875,000	509,145

		983,289

Oil Companies-Exploration & Production – 1.6%
California Resources Corp. Sec. Notes 8.00% due 12/15/2022*	420,000	316,575
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	451,345	455,858
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 06/15/2027	965,000	850,406
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.63% due 10/15/2025*	1,015,000	1,017,538
Denbury Resources, Inc. Sec. Notes 7.75% due 02/15/2024*	580,000	481,400
Denbury Resources, Inc. Sec. Notes 9.25% due 03/31/2022*	768,000	720,000
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 7.75% due 05/15/2026*	180,000	160,650
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	170,000	115,600
EP Energy LLC/Everest Acquisition Finance, Inc. Sec. Bonds 8.00% due 02/15/2025*	260,000	56,550
Kosmos Energy,, Ltd.. Company Guar. Notes 7.13% due 04/04/2026*	600,000	604,500
Sanchez Energy Corp. Senior Sec. Notes 7.25% due 02/15/2023*	405,000	306,788
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. Company Guar. Notes 8.75% due 04/15/2023*	575,000	373,750

		5,459,615

Oil Refining & Marketing – 0.1%
Citgo Holding, Inc. Senior Sec. Notes 10.75% due 02/15/2020*	430,000	445,050

Oil-Field Services – 0.4%
CSI Compressco LP/CSI Compressco Finance, Inc. Company Guar. Notes 7.25% due 08/15/2022	370,000	332,075
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	905,000	956,947

		1,289,022

Paper & Related Products – 0.2%
Schweitzer-Mauduit International, Inc. Company Guar. Notes 6.88% due 10/01/2026*	675,000	690,188

Pipelines – 1.0%
American Midstream Partners LP/American Midstream Finance Corp. Company Guar. Notes 9.50% due 12/15/2021*	525,000	513,188
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	1,065,000	1,186,144
Cheniere Energy Partners LP Company Guar. Notes 5.63% due 10/01/2026*	665,000	701,575
Energy Transfer Operating LP Company Guar. Notes 7.50% due 10/15/2020	436,000	462,469

Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.88% due 04/15/2026	485,000	514,100

		3,377,476

Publishing-Books – 0.1%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*	500,000	457,500

Publishing-Periodicals – 0.3%
Meredith Corp. Company Guar. Notes 6.88% due 02/01/2026	1,000,000	1,061,130

Radio – 0.3%
Entercom Media Corp. Sec. Notes 6.50% due 05/01/2027*	60,000	62,400
Sirius XM Radio, Inc. Senior Notes 4.63% due 07/15/2024*	310,000	317,217
Sirius XM Radio, Inc. Senior Notes 5.50% due 07/01/2029*	495,000	507,474

		887,091

Real Estate Investment Trusts – 1.4%
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	1,070,000	1,095,412
iStar, Inc. Senior Notes 5.25% due 09/15/2022	1,170,000	1,197,787
MGM Growth Properties Operating Partnership LP/MGP Finance Co- Issuer, Inc. Company Guar. Notes 4.50% due 01/15/2028	580,000	575,650
MGM Growth Properties Operating Partnership LP/MGP Finance Co- Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	330,000	355,575
MGM Growth Properties Operating Partnership LP/MGP Finance Co- Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027*	370,000	398,675
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	400,000	412,000
Uniti Group, Inc./CSL Capital LLC Company Guar. Notes 7.13% due 12/15/2024*	595,000	534,013

		4,569,112

Rental Auto/Equipment – 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Senior Notes 5.75% due 07/15/2027*	75,000	75,563

Retail-Arts & Crafts – 0.0%
Michaels Stores, Inc. Company Guar. Notes 8.00% due 07/15/2027*	135,000	134,378

Retail-Automobile – 0.2%
Sonic Automotive, Inc. Company Guar. Notes 6.13% due 03/15/2027	600,000	589,500

Retail-Convenience Store – 0.3%
Cumberland Farms, Inc. Senior Notes 6.75% due 05/01/2025*	1,025,000	1,086,500

Retail-Propane Distribution – 0.3%
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. Senior Notes 8.63% due 06/15/2020	570,000	418,950
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.50% due 06/01/2024	490,000	492,450

		911,400

Retail-Regional Department Stores – 0.1%
Neiman Marcus Group, Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG Sec. Notes 8.00% due 10/25/2024*	577,000	236,628

Retail-Restaurants – 0.4%
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	895,000	921,850
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	455,000	477,750

		1,399,600

Rubber/Plastic Products – 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(3)(4)(5)	550,000	0

Security Services – 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*	165,000	167,887
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	85,000	87,763

		255,650

Soap & Cleaning Preparation – 0.2%
Kronos Acquisition Holdings, Inc. Company Guar. Notes 9.00% due 08/15/2023*	720,000	635,400

Steel-Producers – 0.3%
AK Steel Corp. Company Guar. Notes 7.00% due 03/15/2027	585,000	470,925
United States Steel Corp. Senior Notes 6.25% due 03/15/2026	715,000	636,350

		1,107,275

Telecom Services – 0.2%
West Corp. Company Guar. Notes 8.50% due 10/15/2025*	640,000	560,000

Telecommunication Equipment – 0.2%
CommScope Finance LLC Company Guar. Notes 8.25% due 03/01/2027*	640,000	652,704

Telephone-Integrated – 1.2%
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 07/15/2024*	535,000	472,138
Consolidated Communications, Inc. Company Guar. Notes 6.50% due 10/01/2022	970,000	904,224
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	740,000	603,100
Frontier Communications Corp. Sec. Notes 8.50% due 04/01/2026*	295,000	286,150
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025	745,000	461,900
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026	530,000	548,550
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 01/15/2024	670,000	685,075

		3,961,137

Television – 0.1%
Nexstar Escrow, Inc. Senior Notes 5.63% due 07/15/2027*	45,000	46,069
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*	250,000	245,000

		291,069

Theaters – 0.3%
Live Nation Entertainment, Inc. Company Guar. Notes 5.63% due 03/15/2026*	1,130,000	1,185,087

Transport-Equipment & Leasing – 0.5%
Fortress Transportation & Infrastructure Investors LLC Senior Notes 6.50% due 10/01/2025*	980,000	1,009,400
Fortress Transportation & Infrastructure Investors LLC Senior Notes 6.75% due 03/15/2022*	670,000	695,962

		1,705,362

Wireless Equipment – 0.3%
ViaSat, Inc. Senior Notes 5.63% due 09/15/2025*	815,000	800,737
ViaSat, Inc. Senior Sec. Notes 5.63% due 04/15/2027*	230,000	239,200

		1,039,937

Total U.S. Corporate Bonds & Notes (cost $116,223,605)		115,410,426

FOREIGN CORPORATE BONDS & NOTES – 7.0%
Aerospace/Defense – 0.3%
Bombardier, Inc. Senior Notes 7.50% due 12/01/2024*	675,000	688,500
Bombardier, Inc. Senior Notes 7.88% due 04/15/2027*	365,000	365,456

		1,053,956

Airport Development/Maintenance – 0.1%
Delhi International Airport, Ltd. Senior Sec. Notes 6.45% due 06/04/2029*	400,000	421,200

Auto/Truck Parts & Equipment-Original – 0.2%
Panther BF Aggregator 2 LP/Panther Finance Co, Inc. Senior Sec. Notes 6.25% due 05/15/2026*	60,000	62,325
Panther BF Aggregator 2 LP/Panther Finance Co, Inc. Company Guar. Notes 8.50% due 05/15/2027*	695,000	715,850

		778,175

Building & Construction Products-Misc. – 0.2%
James Hardie International Finance DAC Company Guar. Notes 4.75% due 01/15/2025*	655,000	668,100

Cable/Satellite TV – 0.1%
Altice Luxembourg SA Company Guar. Notes 7.75% due 05/15/2022*	200,000	203,250

Casino Services – 0.3%
Gateway Casinos & Entertainment, Ltd. Sec. Notes 8.25% due 03/01/2024*	800,000	842,000

Cellular Telecom – 0.4%
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	1,200,000	1,230,000

Chemicals-Diversified – 0.1%
NOVA Chemicals Corp. Senior Notes 4.88% due 06/01/2024*	440,000	455,400

Chemicals-Specialty – 0.3%
Alpha 3 BV/Alpha US Bidco, Inc. Company Guar. Notes 6.25% due 02/01/2025*	950,000	935,750

Containers-Metal/Glass – 0.6%
ARD Securities Finance SARL Senior Sec. Notes 8.75% due 01/31/2023*(6)	605,750	610,293
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 02/15/2025*	1,520,000	1,575,100

		2,185,393

Cruise Lines – 0.3%
Viking Cruises, Ltd. Company Guar. Notes 5.88% due 09/15/2027*	985,000	997,312

Diversified Financial Services – 0.0%
Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*	155,000	157,906

Diversified Manufacturing Operations – 0.3%
Pentair Finance SARL Company Guar. Notes 4.50% due 07/01/2029	1,025,000	1,049,003

Machinery-Pumps – 0.1%
Titan Acquisition, Ltd./Titan Co- Borrower LLC Senior Notes 7.75% due 04/15/2026*	455,000	409,500

Medical-Biomedical/Gene – 0.0%
Concordia International Corp. Senior Sec. Notes 8.00% due 09/06/2024	142,000	137,385

Medical-Drugs – 1.0%
Bausch Health Cos., Inc. Senior Sec. Notes 5.50% due 11/01/2025*	1,180,000	1,230,150
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	585,000	614,823
Bausch Health Cos., Inc. Company Guar. Notes 7.00% due 01/15/2028*	745,000	772,006
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	505,000	391,375
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 6.75% due 03/01/2028	330,000	303,394

		3,311,748

Medical-Generic Drugs – 0.2%
Perrigo Finance Unlimited Co. Company Guar. Notes 4.38% due 03/15/2026	700,000	701,403

Metal-Diversified – 0.2%
Vedanta Resources PLC Senior Notes 6.38% due 07/30/2022*	805,000	792,120

Oil & Gas Drilling – 0.3%
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	465,000	348,750
Transocean, Inc. Company Guar. Notes 7.50% due 01/15/2026*	335,000	319,088
Transocean, Inc. Company Guar. Notes 9.00% due 07/15/2023*	265,000	282,225

		950,063

Oil Companies-Exploration & Production – 0.3%
Geopark, Ltd. Senior Sec. Notes 6.50% due 09/21/2024*	995,000	1,024,850

Oil Companies-Integrated – 0.4%
Petrobras Global Finance BV Company Guar. Notes 5.30% due 01/27/2025	460,000	488,060
Petrobras Global Finance BV Company Guar. Notes 5.75% due 02/01/2029	340,000	354,416
Petroleos Mexicanos Company Guar. Notes 5.35% due 02/12/2028	340,000	309,434

Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027	160,000	157,984

		1,309,894

Oil-Field Services – 0.1%
Weatherford International, Ltd. Company Guar. Notes 8.25% due 06/15/2023†(1)	575,000	300,438

Paper & Related Products – 0.2%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	150,000	150,563
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	360,000	363,150

		513,713

Security Services – 0.3%
Garda World Security Corp. Senior Notes 8.75% due 05/15/2025*	865,000	854,188

Special Purpose Entity – 0.0%
Hellas Telecommunications Luxembourg II SCA Sub. Notes 6.05% due 01/15/2015†*(3)(4)(5)	1,025,000	0

Steel-Producers – 0.2%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	445,000	505,879

Transport-Equipment & Leasing – 0.3%
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	1,105,000	1,137,266

Transport-Marine – 0.2%
Topaz Marine SA Company Guar. Notes 9.13% due 07/26/2022*	740,000	742,051

Total Foreign Corporate Bonds & Notes (cost $24,697,021)		23,667,943

LOANS(7)(8)(9) – 49.3%
Advertising Services – 0.1%
Advantage Sales & Marketing, Inc. FRS 1st Lien 5.58% (3 ML+3.25%) due 07/23/2021	356,577	324,128

Aerospace/Defense-Equipment – 0.1%
TransDigm, Inc. FRS BTL-F 4.83% (3 ML+2.50%) due 06/09/2023	462,152	453,343

Airport Development/Maintenance – 0.3%
1199169 B.C. ULC FRS BTL-B2 6.33% (3 ML+4.00%) due 04/06/2026	367,133	368,395
Dynasty Acquisition Co., Inc. FRS BTL-B1 6.33% (3 ML+4.00%) due 04/06/2026	682,867	685,215

		1,053,610

Appliances – 0.4%
Global Appliance, Inc. FRS BTL-B 6.41% (1 ML+4.00%) due 09/29/2024	1,334,000	1,320,660

Applications Software – 0.3%
SS&C Technologies, Inc. FRS BTL-B3 4.65% (1 ML+2.25%) due 04/16/2025	682,181	679,054
SS&C European Holdings SARL FRS BTL-B4 4.65% (1 ML+2.25%) due 04/16/2025	467,833	465,689

		1,144,743

Auto-Heavy Duty Trucks – 0.4%
Navistar, Inc. FRS BTL-B 5.91% (1 ML+3.50%) due 11/06/2024	1,446,688	1,443,071

Auto/Truck Parts & Equipment-Original – 1.3%
Accuride Corp. FRS BTL 7.58% (3 ML+5.25%) due 11/10/2023	1,166,591	1,019,309
DexKo Global, Inc. FRS BTL-B 5.90% (1 ML+3.50%) due 07/24/2024	967,821	961,772
Panther BF Aggregator 2 LP FRS BTL-B 5.90% (1 ML+ 3.50%) due 04/30/2026	910,000	901,128
Tenneco, Inc. FRS BTL-B 5.40% (1 ML+3.00%) due 10/01/2025	1,621,850	1,492,102

		4,374,311

Bicycle Manufacturing – 0.2%
SRAM LLC FRS 1st Lein 5.10% (2 ML+2.75%) due 03/15/2024	339,257	336,638
SRAM LLC FRS 1st Lein 5.23% (2 ML+2.75%) due 03/15/2024	322,929	324,035
SRAM LLC FRS 1st Lein 7.25% (USFRBPLR+1.75%) due 03/15/2024	27,213	27,003

		687,676

Broadcast Services/Program – 1.3%
iHeartCommunications, Inc. FRS BTL 6.58% (3 ML+4.00%) due 05/01/2026	591,282	591,898
Nexstar Broadcasting, Inc. FRS BTL-B coupon TBD due 06/19/2026	2,145,000	2,136,956
Univision Communications, Inc. FRS 1st Lein 5.15% (1 ML+2.75%) due 03/15/2024	1,797,946	1,710,296

		4,439,150

Building & Construction Products-Misc. – 0.9%
AZEK Co. LLC FRS BTL 5.93% (6 ML+3.75%) due 05/05/2024	3,117,637	3,059,182

Building Products-Cement – 0.9%
Quikrete Holdings, Inc. FRS 1st Lein 5.15% (1 ML+2.75%) due 11/15/2023	1,011,136	992,492
Summit Materials LLC FRS BTL 4.40% (1 ML+2.00%) due 11/21/2024	2,088,245	2,074,672

		3,067,164

Building-Heavy Construction – 0.4%
Brand Industrial Services, Inc. FRS BTL 6.58%-6.84% (3 ML+4.25%) due 06/21/2024	780,112	755,344
Brand Industrial Services, Inc. FRS BTL 6.73% (2 ML+4.25%) due 06/21/2024	684,988	663,239

		1,418,583

Building-Maintenance & Services – 0.5%
Allied Universal Holdco LLC FRS 1st Lein 6.65% (1 ML+4.25%) due 07/28/2022	835,800	833,971
Allied Universal Holdco LLC FRS BTL-B coupon TBD due 07/10/2026	618,739	616,934
Allied Universal Holdco LLC FRS Delayed Draw coupon TBD due 07/10/2026(14)	61,261	61,083

		1,511,988

Building-Residential/Commercial – 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2011†(4)	2,037,810	0

Cable/Satellite TV – 0.7%
Altice France SA FRS BTL-B13 6.39% (1 ML+4.00%) due 08/14/2026	646,750	632,805
CSC Holdings LLC FRS BTL 4.64% (1 ML+2.25%) due 01/15/2026	708,225	697,012
Radiate Holdco LLC FRS BTL 5.40% (1 ML+3.00%) due 02/01/2024	910,471	888,594

		2,218,411

Casino Hotels – 1.1%
Caesars Resort Collection LLC FRS BTL-B 5.15% (1 ML+2.75%) due 12/22/2024	1,715,840	1,682,443
CityCenter Holdings LLC FRS BTL-B 4.65% (1 ML+2.25%) due 04/18/2024	1,311,010	1,305,859
Golden Nugget, Inc. FRS BTL-B 5.14%-5.15% (1 ML+2.75%) due 10/04/2023	587,462	582,138

		3,570,440

Casino Services – 0.6%
CBAC Borrower LLC FRS BTL-B 6.40% (1 ML+4.00%) due 07/07/2024	697,575	693,215
Gateway Casinos & Entertainment, Ltd. FRS BTL 5.33% (3 ML+3.00%) due 03/13/2025	544,500	544,954
Stars Group Holdings FRS BTL 5.83% (3 ML+3.50%) due 07/10/2025	893,115	892,556

		2,130,725

Chemicals-Diversified – 0.3%
Hexion, Inc. FRS BTL coupn TBD due 06/25/2026	455,000	454,431
New Arclin US Holding Corp. FRS 1st Lein 5.90% (1 ML+3.50%) due 02/14/2024	472,866	471,093

		925,524

Chemicals-Other – 0.1%
US Salt LLC FRS BTL-B 7.15% (1 ML+4.75%) due 01/16/2026	473,813	473,220

Chemicals-Specialty – 0.8%
Kraton Polymers LLC FRS BTL 4.90% (1 ML+2.50%) due 03/05/2025	298,202	296,935
OMNOVA Solutions, Inc. FRS BTL-B2 5.65% (1 ML+3.25%) due 08/25/2023	1,354,262	1,351,723
Platform Specialty Products Corp. FRS BTL 4.65% (1 ML+2.25%) due 01/30/2026	900,475	897,098

		2,545,756

Commercial Services – 0.5%
Atlantic Aviation FBO, Inc. FRS BTL-B 6.16% (1 ML+3.75%) due 12/06/2025	223,875	225,274
CPI Acquisition, Inc. FRS 1st Lein 7.35% (3 ML+4.50%) due 08/17/2022	1,820,685	1,438,341

		1,663,615

Commercial Services-Finance – 0.8%
Financial & Risk US Holdings, Inc. FRS BTL 6.15% (1 ML+3.75%) due 10/01/2025	1,393,000	1,349,718
Trans Union LLC FRS BTL-B4 4.40% (1 ML+2.00%) due 06/19/2025	282,150	281,327
WEX, Inc. FRS BTL-B3 4.65% (1 ML+2.25%) due 05/15/2026	942,638	938,710

		2,569,755

Computer Services – 0.5%
Presidio LLC FRS BTL-B 5.15% (1 ML+2.75%) due 02/02/2024	7,415	7,376
Presidio LLC FRS BTL-B 5.34% (3 ML+2.75%) due 02/02/2024	546,235	543,367
Tempo Acquisition LLC FRS BTL-B 5.40% (1 ML+3.00%) due 05/01/2024	965,300	960,474

		1,511,217

Computer Software – 1.1%
Rackspace Hosting, Inc. FRS 1st Lien 5.58% (3 ML+3.00%) due 11/03/2023	894,286	822,743
Vertafore, Inc. FRS 1st Lein 5.65% (1 ML+3.25%) due 07/02/2025	2,865,600	2,749,440

		3,572,183

Computers-Integrated Systems – 0.3%
Everi Payments, Inc. FRS BTL-B 5.40% (1 ML+3.00%) due 05/09/2024	1,111,855	1,110,002

Consulting Services – 0.5%
AlixPartners LLP FRS BTL 5.15% (1 ML+2.75%) due 04/04/2024	1,692,457	1,686,715

Containers-Metal/Glass – 1.0%
Anchor Glass Container Corp. FRS 1st Lien 5.15%-5.17% (1 ML+2.75%) due 12/07/2023	577,260	519,822
Anchor Glass Container Corp. FRS 2nd Lien 10.17% (1 ML+7.75%) due 12/07/2024	796,000	561,976
Berlin Packaging LLC FRS 1st Lein 5.33% (3 ML+3.00%) due 11/07/2025	20,778	20,155
Berlin Packaging LLC FRS 1st Lein 5.41%-5.44% (1 ML+3.00%) due 11/07/2025	974,172	944,947
BWAY Corp. FRS BTL 5.85% (3 ML+3.25%) due 04/03/2024	1,244,600	1,200,261

		3,247,161

Containers-Paper/Plastic – 1.4%
Berry Global, Inc. FRS BTL-U coupon TBD due 07/01/2026	855,000	848,977
Kloeckner Pentaplast of America, Inc. FRS BTL 6.65% (1 ML+4.25%) due 06/30/2022	1,935,525	1,706,488
Multi Color Corp. FRS BTL coupon TBD due 06/18/2026	530,000	529,777
Reynolds Group Holdings, Inc. FRS BTL 5.15% (1 ML+2.75%) due 02/05/2023	1,098,032	1,088,924

Trident TPI Holdings, Inc. FRS BTL-B1 5.65% (1 ML+3.25%) due 10/05/2024	616,304	581,637

		4,755,803

Cosmetics & Toiletries – 0.5%
Parfums Holding Co., Inc. FRS 1st Lein 6.77% (3 ML+4.25%) due 06/30/2024	1,099,981	1,091,272
Revlon Consumer Products Corp. FRS BTL-B 6.02% (3 ML+3.50%) due 09/07/2023	807,880	674,243

		1,765,515

Data Processing/Management – 0.3%
Dun & Bradstreet Corp. FRS BTL 7.40% (1 ML+5.00%) due 02/08/2026	955,000	955,000

Diagnostic Kits – 0.5%
Ortho-Clinical Diagnostics SA FRS BTL 5.68% (1 ML+3.25%) due 06/01/2025	1,667,797	1,601,781

Direct Marketing – 0.5%
Red Ventures LLC FRS BTL-B1 5.40% (1 ML+3.00%) due 11/08/2024	1,634,164	1,628,036

Disposable Medical Products – 0.2%
Sotera Health Holdings LLC FRS BTL 5.40% (1 ML+3.00%) due 05/15/2022	654,524	645,797

Distribution/Wholesale – 1.2%
American Builders & Contractors Supply Co., Inc. FRS BTL-B2 4.40% (1 ML+2.00%) due 10/31/2023	1,109,541	1,092,552
American Builders & Contractors Supply Co., Inc. FRS BTL-B2 coupon TBD due 10/31/2023	1,336,582	1,316,116
Patriot Container Corp. FRS 1st Lein 5.90% (1 ML+3.50%) due 03/20/2025	380,188	380,188
Spin Holdco, Inc. FRS BTL-B1 5.85% (3 ML+3.25%) due 11/14/2022	626,727	613,745
Univar USA, Inc. FRS BTL-B3 4.65% (1 ML+2.25%) due 07/01/2024	645,589	643,347

		4,045,948

Diversified Minerals – 0.2%
Covia Holdings Corp. FRS BTL 6.60% (3 ML+4.00%) due 06/01/2025	934,580	751,558

E-Commerce/Products – 0.3%
Rodan & Fields LLC FRS BTL 6.39% (1 ML+4.00%) due 06/16/2025	1,138,500	1,024,650

E-Commerce/Services – 0.4%
Hoya Midco LLC FRS 1st Lein 5.90% (1 ML+3.50%) due 06/30/2024	1,468,550	1,448,358

Electric-Generation – 0.8%
APLP Holdings LP FRS BTL-B 5.15% (1 ML+2.75%) due 04/13/2023	846,929	844,282
TEX Operations Co. LLC FRS BTL 4.40% (1 ML+2.00%) due 08/04/2023	521,521	520,462
Vistra Operations Co. LLC FRS BTL 4.33% (3 ML+2.00%) due 12/01/2025	17,329	17,297
Vistra Operations Co. LLC FRS BTL 4.39%-4.40% (1 ML+2.00%) due 12/01/2025	520,621	519,644

		1,901,685

Electric-Integrated – 0.4%
Talen Energy Supply LLC FRS BTL-B1 6.40% (1 ML+4.00%) due 07/06/2023	503,559	503,034
Talen Energy Supply LLC FRS BTL-B2 6.40% (1 ML+4.00%) due 04/15/2024	727,500	726,772
Talen Energy Supply LLC FRS BTL-B coupon TBD due 07/08/2026	915,000	909,281

		2,139,087

Enterprise Software/Service – 1.5%
Applied Systems, Inc. FRS 1st Lein 5.33% (3 ML+3.00%) due 09/19/2024	295,941	293,259
Applied Systems, Inc. FRS 2nd Lien 9.33% (3 ML+7.00%) due 09/19/2025	205,000	206,999

Banff Merger Sub, Inc. FRS BTL 6.58% (3 ML+4.25%) due 10/02/2025	2,108,565	1,996,876
Kronos, Inc. FRS 1st Lien 5.58% (3 ML+3.00%) due 11/01/2023	2,167,849	2,161,525
Kronos, Inc. FRS 2nd Lien 10.83% (3 ML+8.25%) due 11/01/2024	440,000	453,384

		5,112,043

Finance-Auto Loans – 0.5%
Capital Automotive LP FRS 1st Lein 4.91% (1 ML+2.50%) due 03/24/2024	302,696	298,975
Capital Automotive LP FRS 1st Lein coupon TBD due 03/24/2024	670,000	661,764
Capital Automotive LP FRS 2nd Lien 8.41% (1 ML+6.00%) due 03/24/2025	855,674	855,674

		1,816,413

Finance-Credit Card – 1.0%
Blackhawk Network Holdings, Inc. FRS 1st Lien 5.40% (1 ML+3.00%) due 06/15/2025	1,486,384	1,473,378
Pi US Mergerco, Inc. FRS BTL-B1 5.65% (1 ML+3.25%) due 01/03/2025	1,951,631	1,925,610

		3,398,988

Finance-Mortgage Loan/Banker – 0.6%
Ellie Mae, Inc. FRS BTL 6.53% (3 ML+4.00%) due 06/30/2022	1,240,000	1,233,025
Walter Investment Management Corp. FRS BTL-B 8.52% due 06/30/2022†(1)(3)(4)	2,121,593	742,558

		1,975,583

Food-Baking – 0.3%
Hostess Brands LLC FRS BTL-B 4.60% (2 ML+2.25%) due 08/03/2022	105,654	104,862
Hostess Brands LLC FRS BTL-B 4.65% (1 ML+2.25%) due 08/03/2022	316,961	314,583
Hostess Brands LLC FRS BTL-B 4.83% (3 ML+2.25%) due 08/03/2022	611,582	606,995

		1,026,440

Food-Catering – 0.4%
TKC Holdings, Inc. FRS 1st Lein 6.16% (1 ML+3.75%) due 02/01/2023	1,298,990	1,268,681

Food-Dairy Products – 0.5%
Chobani LLC FRS 1st Lein 5.90% (1 ML+3.50%) due 10/10/2023	717,413	705,307
Milk Specialties Co. FRS BTL 6.40% (1 ML+4.00%) due 08/16/2023	979,178	958,778

		1,664,085

Food-Flour & Grain – 0.0%
C.H. Guenther & Son, Inc. FRS BTL-B 5.15% (1 ML+2.75%) due 03/31/2025	118,800	117,686

Food-Meat Products – 0.4%
JBS USA LUX SA FRS BTL-B 4.90% (1 ML+2.50%) due 05/01/2026	1,331,663	1,328,148

Food-Misc./Diversified – 0.5%
Dole Food Co., Inc. FRS BTL-B 5.15% (1 ML+2.75%) due 04/06/2024	344,776	336,157
H-Food Holdings LLC FRS 1st Lien 6.09% (1 ML+3.69%) due 05/31/2025	970,200	944,429
Sigma Bidco BV FRS BTL-B2 5.60% (3 ML+3.00%) due 07/02/2025	382,113	377,018

		1,657,604

Food-Retail – 0.3%
Albertson’s LLC FRS BTL-B5 5.31% (3 ML+3.00%) due 12/21/2022	456,182	456,182
Albertson’s LLC FRS BTL-B7 5.40% (1 ML+3.00%) due 11/17/2025	715,976	712,012

		1,168,194

Food-Wholesale/Distribution – 0.2%
Sage Borrowco LLC FRS BTL-B 7.13% (3 ML+4.75%) due 06/05/2026	500,000	500,313

Gambling (Non-Hotel) – 0.6%
PCI Gaming Authority FRS BTL 5.40% (1 ML+3.00%) due 05/29/2026	1,145,000	1,145,716

Scientific Games International, Inc. FRS BTL-B5 5.15% (1 ML+2.75%) due 08/14/2024	179,180	176,364
Scientific Games International, Inc. FRS BTL-B5 5.23% (2 ML+2.75%) due 08/14/2024	744,132	732,439

		2,054,519

Hazardous Waste Disposal – 0.3%
GFL Environmental, Inc. FRS BTL 5.40% (1 ML+3.00%) due 05/30/2025	1,131,429	1,111,346

Hotels/Motels – 0.4%
Playa Resorts Holding BV FRS BTL 5.15% (1 ML+2.75%) due 04/29/2024	1,346,205	1,286,187

Housewares – 0.4%
American Greetings Corp. FRS BTL 6.94% (1 ML+4.50%) due 04/06/2024	648,698	643,833
Libbey Glass, Inc. FRS BTL 5.41% (1 ML+3.00%) due 04/09/2021	859,218	668,042

		1,311,875

Human Resources – 0.3%
CHG Healthcare Services, Inc. FRS 1st Lien 5.40% (1 ML+3.00%) due 06/07/2023	877,636	871,784

Independent Power Producers – 0.4%
Calpine Corp. FRS BTL-B1 5.08% (3 ML+2.75%) due 04/05/2026	1,205,000	1,201,988

Insurance-Property/Casualty – 0.7%
Sedgwick Claims Management Services, Inc. FRS BTL 5.65% (1 ML+3.25%) due 12/31/2025	2,553,908	2,516,876

Internet Gambling – 0.2%
GVC Holdings PLC FRS BTL-B2 4.65% (1 ML+2.25%) due 03/29/2024	745,563	742,456

Investment Companies – 0.4%
UFC Holdings LLC FRS BTL 5.66% (1 ML+3.25%) due 04/29/2026	1,383,349	1,380,878

Machinery-Electrical – 0.6%
Brookfield WEC Holdings, Inc. FRS 1st Lien 5.90% (1 ML+3.50%) due 08/01/2025	1,283,550	1,281,946
Brookfield WEC Holdings, Inc. FRS BTL coupon TBD due 08/01/2025	335,000	334,162
Brookfield WEC Holdings, Inc. FRS 2nd Lien 9.15% (1 ML+6.75%) due 08/03/2026	515,000	520,365

		2,136,473

Machinery-General Industrial – 0.8%
Gardner Denver, Inc. FRS BTL-B 5.15% (1 ML+2.75%) due 07/30/2024	1,425,692	1,426,826
Zodiac Pool Solutions LLC FRS BTL 4.65% (1 ML+2.25%) due 07/02/2025	314,697	311,812
Zodiac Pool Solutions LLC FRS BTL coupon TBD due 07/02/2025	835,000	827,345

		2,565,983

Machinery-Pumps – 0.7%
NN, Inc. FRS BTL 5.65% (1 ML+3.25%) due 04/02/2021	514,150	503,867
NN, Inc. FRS BTL-B 6.15% (1 ML+3.75%) due 10/19/2022	705,258	693,503
Titan Acquisition, Ltd. FRS BTL 5.40% (1 ML+3.00%) due 03/28/2025	1,124,354	1,071,228

		2,268,598

Medical Information Systems – 0.4%
IQVIA, Inc. FRS BTL-B 4.15% (1 ML+1.75%) due 06/11/2025	1,287,000	1,279,187

Medical Labs & Testing Services – 0.8%
Envision Healthcare Corp. FRS 1st Lien 6.15% (1 ML+3.75%) due 10/10/2025	2,327,880	2,014,587
Explorer Holdings, Inc. FRS BTL 6.08% (3 ML+3.75%) due 05/02/2023	259,646	258,565
Jaguar Holding Co. II FRS BTL 4.90% (1 ML+2.50%) due 08/18/2022	522,134	518,870

		2,792,022

Medical Products – 0.1%
Greatbatch, Ltd. FRS BTL-B 5.42% (1 ML+3.00%) due 10/27/2022	399,690	400,002

Medical-Drugs – 0.3%
Bausch Health Americas, Inc. FRS BTL 5.41% (1 ML+3.00%) due 06/02/2025	974,473	973,602

Medical-Generic Drugs – 0.3%
Amneal Pharmaceuticals LLC FRS BTL-B 5.94% (1 ML+3.50%) due 05/04/2025	1,054,104	1,045,759

Medical-Hospitals – 1.6%
Accelerated Health Systems LLC FRS BTL 5.92% (1 ML+3.50%) due 10/31/2025	880,575	882,776
AHP Health Partners, Inc. FRS BTL 6.90% (1 ML+4.50%) due 06/30/2025	994,950	992,878
CCS-CMGC Holdings, Inc. FRS 1st Lien 7.90% (1 ML+5.50%) due 10/01/2025	338,894	332,963
Prospect Medical Holdings, Inc. FRS BTL-B1 7.94% (1 ML+5.50%) due 02/22/2024	488,813	460,095
RegionalCare Hospital Partners Holdings, Inc. FRS BTL-B 6.90% (1 ML+4.50%) due 11/17/2025	1,124,350	1,117,604
Select Medical Corp. FRS BTL-B 4.85% (3 ML+2.50%) due 03/06/2025	860,126	856,900
Surgery Center Holdings, Inc. FRS BTL 5.66% (1 ML+3.25%) due 09/02/2024	722,138	695,659

		5,338,875

Medical-Outpatient/Home Medical – 0.3%
21st Century Oncology, Inc. FRS BTL-B 8.74% (3 ML+6.13%) due 01/16/2023	357,593	309,318
Gentiva Health Services, Inc. FRS BTL-B coupon TBD due 07/02/2025	530,000	530,000
National Mentor Holdings, Inc. FRS 1st Lien 6.66% (1 ML+4.25%) due 03/09/2026	216,009	216,909
National Mentor Holdings, Inc. FRS BTL-C 6.66% (1 ML+4.25%) due 03/09/2026	13,450	13,506

		1,069,733

Medical-Wholesale Drug Distribution – 0.1%
Vizient, Inc. FRS BTL-B 5.15% (1 ML+2.75%) due 05/06/2026	194,513	194,188

Metal Processors & Fabrication – 0.5%
Crosby Group LLC FRS BTL-B coupon TBD due 06/12/2026	800,000	792,336
Tailwind Smith Cooper Intermediate Corp. FRS 1st Lien 7.33% (3 ML+5.00%) due 05/28/2026	914,375	893,802

		1,686,138

Motion Pictures & Services – 0.3%
Delta 2 Lux SARL FRS BTL-B3 4.90% (1 ML+2.50%) due 02/01/2024	1,114,690	1,085,894

Non-Hazardous Waste Disposal – 0.2%
Tunnel Hill Partners LP FRS BTL-B 5.90% (1 ML+3.50%) due 02/06/2026	758,100	755,257

Oil & Gas Drilling – 0.3%
Paragon Offshore Finance Co. Escrow Loans 7.25% due 07/18/2021†(4)	1,745	0
Seadrill Operating LP FRS BTL 8.33% (3 ML+6.00%) due 02/21/2021	1,579,206	1,125,184

		1,125,184

Oil Companies-Exploration & Production – 0.6%
California Resources Corp. FRS BTL 7.15% (1 ML+4.75%) due 12/31/2022	650,000	618,583
Fieldwood Energy LLC FRS 1st Lien 7.65% (1 ML+5.25%) due 04/11/2022	480,382	443,954

Fieldwood Energy LLC FRS 2nd Lien 9.65% (1 ML+7.25%) due 04/11/2023	128,766	107,359
Gavilan Resources LLC FRS 2nd Lien 8.40% (1 ML+6.00%) due 03/01/2024	470,000	239,700
Ultra Resources, Inc. FRS BTL 6.15% (1 ML+3.75%) due 04/12/2024(13)	703,698	534,810

		1,944,406

Oil Refining & Marketing – 0.3%
Citgo Petroleum Corp. FRS BTL-B 7.60% (3 ML+5.00%) due 03/22/2024	1,050,000	1,050,000

Oil-Field Services – 0.9%
McDermott Technology Americas, Inc. FRS BTL 7.40% (1 ML+5.00%) due 05/09/2025	1,170,188	1,149,466
MRC Global US, Inc. FRS BTL 5.40% (1 ML+3.00%) due 09/20/2024	994,850	989,876
MRC Global US, Inc. FRS BTL coupon TBD due 09/20/2024	335,000	333,325
Weatherford International, Ltd. FRS BTL 4.71% (1 ML+2.30%) due 07/13/2020	575,806	574,367

		3,047,034

Pharmacy Services – 0.5%
Change Healthcare Holdings LLC FRS BTL 5.15% (1 ML+2.75%) due 03/01/2024	1,562,980	1,549,087

Pipelines – 0.6%
Medallion Midland Acquisition LLC FRS BTL 5.65% (1 ML+3.25%) due 10/30/2024	1,245,680	1,208,698
Traverse Midstream Partners LLC FRS BTL 6.59% (3 ML+4.00%) due 09/27/2024	652,232	643,264

		1,851,962

Pollution Control – 0.1%
Filtration Group Corp. FRS BTL 5.40% (1 ML+3.00%) due 03/29/2025	404,875	403,646

Printing-Commercial – 0.3%
Fort Dearborn Holding Co., Inc. FRS 1st Lien 6.43% (1 ML+4.00%) due 10/19/2023	33,758	32,408
Fort Dearborn Holding Co., Inc. FRS 1st Lien 6.60% (3 ML+4.00%) due 10/19/2023	1,090,068	1,046,465

		1,078,873

Publishing-Books – 0.2%
McGraw-Hill Global Education Holdings LLC FRS BTL-B 6.40% (1 ML+4.00%) due 05/04/2022	846,396	806,016

Publishing-Periodicals – 0.2%
Meredith Corp. FRS BTL-B1 5.15% (1 ML+2.75%) due 01/31/2025	526,651	526,075

Real Estate Investment Trusts – 0.6%
iStar, Inc. FRS BTL 5.13% (1 ML+2.75%) due 06/28/2023	720,680	718,878
iStar, Inc. FRS BTL 5.17% (1 ML+2.75%) due 06/28/2023	709,869	708,095
Uniti Group, Inc. FRS BTL 7.40% (1 ML+5.00%) due 10/24/2022	755,625	735,979

		2,162,952

Real Estate Operations & Development – 0.1%
Lightstone Holdco LLC FRS BTL-B 6.15% (1 ML+3.75%) due 01/30/2024	463,045	456,421
Lightstone Holdco LLC FRS BTL-C 6.15% (1 ML+3.75%) due 01/30/2024	26,117	25,743

		482,164

Recycling – 0.1%
Gopher Resource LLC FRS BTL 5.65% (1 ML+3.25%) due 03/06/2025	258,159	256,545

Research & Development – 0.1%
PAREXEL International Corp. FRS BTL 5.15% (1 ML+2.75%) due 09/27/2024	214,837	205,505

Retail-Bedding – 0.2%
Serta Simmons Bedding LLC FRS 1st Lien 5.89%-5.91% (1 ML+3.50%) due 11/08/2023	957,950	610,693

Retail-Building Products – 0.3%
SiteOne Landscape Supply Holding LLC FRS BTL-E 5.16% (1 ML+2.75%) due 10/29/2024	889,513	883,583

Retail-Major Department Stores – 0.3%
Neiman Marcus Group, Ltd. LLC FRS BTL 8.40% (1 ML+6.00%) due 10/25/2023	1,197,994	1,025,783

Retail-Pet Food & Supplies – 0.1%
PetSmart, Inc. FRS BTL-B2 6.67% (1 ML+4.25%) due 03/11/2022	473,678	458,994

Retail-Sporting Goods – 0.4%
Bass Pro Group LLC FRS BTL 7.40% (1 ML+5.00%) due 09/25/2024	1,500,397	1,430,535

Retail-Vitamins & Nutrition Supplements – 0.2%
Isagenix International LLC FRS BTL 8.08% (3 ML+5.75%) due 06/14/2025	907,250	709,923

Rubber/Plastic Products – 0.6%
Gates Global LLC FRS BTL-B2 5.15% (1 ML+2.75%) due 04/01/2024	1,206,539	1,198,328
U.S. Farathane LLC FRS BLT-B4 5.90% (1 ML+3.50%) due 12/23/2021	975,486	936,466

		2,134,794

Soap & Cleaning Preparation – 0.7%
Diamond BC BV FRS BTL 5.58% (3 ML+3.00%) due 09/06/2024	1,088,425	955,093
KIK Custom Products, Inc. FRS BTL 6.40% (1 ML+4.00%) due 05/15/2023	809,167	762,033
Zep, Inc. FRS 1st Lein 6.33% (3 ML+4.00%) due 08/12/2024	751,613	603,169

		2,320,295

Telecom Services – 0.8%
Securus Technologies Holdings, Inc. FRS 1st Lien 6.83% (3 ML+4.50%) due 11/01/2024	561,893	523,965
Securus Technologies Holdings, Inc. FRS 2nd Lien 10.58% (3 ML+8.25%) due 11/01/2025	505,000	462,917
Telenet Financing USD LLC FRS BTL-AN 4.64% (1 ML+2.25%) due 08/15/2026	1,125,000	1,112,110
West Corp. FRS BTL-B 6.52% (3 ML+4.00%) due 10/10/2024	680,617	633,541

		2,732,533

Telecommunication Equipment – 0.3%
CommScope, Inc. FRS BTL-B 5.65% (1 ML+3.25%) due 04/06/2026	630,000	628,425
Sabre Industries, Inc. FRS BTL-B 6.89% (1 ML+4.50%) due 04/02/2026	525,000	529,594

		1,158,019

Telephone-Integrated – 0.2%
Frontier Communications Corp. FRS BTL-B1 6.16% (1 ML+3.75%) due 06/15/2024	608,788	596,612

Television – 0.2%
Tribune Media Co. FRS BTL-B 5.40% (1 ML+3.00%) due 12/27/2020	53,618	53,568
Tribune Media Co. FRS BTL-C 5.40% (1 ML+3.00%) due 01/27/2024	668,275	667,105

		720,673

Theaters – 0.6%
CDS U.S. Intermediate Holdings, Inc. FRS BTL-B 6.08% (3 ML+3.75%) due 07/08/2022	1,217,902	1,178,320
Cineworld, Ltd. FRS BTL 4.65% (1 ML+2.25%) due 02/28/2025	834,418	819,920

		1,998,240

Veterinary Diagnostics – 0.3%
NVA Holdings, Inc. FRS BTL-B3 5.15% (1 ML+2.75%) due 02/02/2025	1,027,032	1,025,327
NVA Holdings, Inc. FRS BTL-B4 5.94% (1 ML+3.50%) due 02/02/2025	75,000	74,812

		1,100,139

Vitamins & Nutrition Products – 0.1%
HLF Financing SARL LLC FRS BTL-B 5.65% (1 ML+3.25%) due 08/18/2025	297,750	297,316

Total Loans (cost $172,523,643)		165,956,930

FOREIGN GOVERNMENT OBLIGATIONS – 0.3%
Sovereign – 0.3%
Arab Republic of Egypt Senior Notes 7.50% due 01/31/2027*	765,000	815,404
Arab Republic of Egypt Senior Notes 7.60% due 03/01/2029*	305,000	321,577

Total Foreign Government Obligations (cost $1,086,134)		1,136,981

COMMON STOCKS – 0.3%
Advertising Sales – 0.1%
Clear Channel Outdoor Holdings, Inc.†	56,198	265,255

Electric-Generation – 0.0%
Vistra Energy Corp. CVR†(10)	27,942	21,431

Multimedia – 0.0%
Haights Cross Communication, Inc.†(4)(10)	19,388	0

Radio – 0.0%
iHeartMedia, Inc., Class A†	2,196	33,050
iHeartMedia, Inc., Class B†(10)	29	436

		33,486

Television – 0.2%
ION Media Networks, Inc.†(4)(10)	660	717,420

Total Common Stocks (cost $484,955)		1,037,592

EXCHANGE-TRADED FUNDS – 0.9%
iShares iBoxx $ High Yield Corporate Bond ETF	18,028	1,571,681
SPDR Bloomberg Barclays High Yield Bond ETF	14,884	1,621,463

Total Exchange-Traded Funds (cost $3,165,940)		3,193,144

PREFERRED SECURITIES – 0.3%
Diversified Banking Institutions – 0.3%
GMAC Capital Trust I FRS Series 2 8.30% (3 ML+5.79%)	30,000	783,900

E-Commerce/Products – 0.0%
MYT Holding Co. 10.00%*	117,519	108,117

Total Preferred Securities (cost $882,055)		892,017

PREFERRED SECURITIES/CAPITAL SECURITIES – 0.4%
Banks-Super Regional – 0.3%
KeyCorp. Series D 5.00% due 09/15/2026(11)	880,000	883,080

Insurance-Multi-line – 0.1%
Voya Financial, Inc. 5.65% due 05/15/2053	460,000	477,002

Total Preferred Securities/Capital Securities (cost $1,355,345)		1,360,082

WARRANTS – 0.0%
iHeartMedia, Inc Expires 05/01/2039† (cost $357,621)	21,674	298,018

Total Long-Term Investment Securities (cost $321,139,674)		313,321,738

SHORT-TERM INVESTMENT SECURITIES – 8.8%
Registered Investment Companies – 6.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.31%(12)	22,534,899	22,534,899

U.S. Government Treasuries – 2.1%
United States Treasury Bills 2.41% due 10/24/2019	$7,000,000	6,955,529

Total Short-Term Investment Securities (cost $29,481,675)		29,490,428

TOTAL INVESTMENTS (cost $350,621,349)	101.7%	342,812,166
Liabilities in excess of other assets	(1.7)	(5,857,818)

NET ASSETS	100.0%	$336,954,348

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2019, the aggregate value of these securities was $86,442,241 representing 25.7% of net assets.

†	Non-income producing security

(1)	Security in default of interest

(2)	PIK (“Payment-in-Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(3)	Company has filed for bankruptcy protection.

(4)	Securities classified as Level 3 (see Note 1).

(5)	Security in default of interest and principal at maturity.

(6)

PIK (“Payment-in-Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.

(7)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(8)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(9)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.

(10)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2019, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Haights Cross Communications, Inc.	01/27/2004	1,491	13,216
	06/06/2005	17,897	154,089

		19,388	$167,305	$0	$0.00	0.00%
iHeartMedia, Inc., Class B	05/07/2019	29	522	436	15.05	0.00
ION Media Networks, Inc.	12/21/2016	660	7	717,420	1,087.00	0.21
Vistra Energy Corp. CVR	10/06/2016	27,942	0	21,431	0.77	0.01

				$739,287		0.22%

(11)	Perpetual maturity - maturity date reflects the next call date.

(12)	The rate shown is the 7-day yield as of June 30, 2019.

(13)

“Payment-in-Kind” (PIK) security – Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at 5.90%. The security is also currently paying interest in the form of additional loans at 0.25%.

(14)	All or a portion of this holding is subject to unfunded loan commitments (see Note 3).

BTL – Bank Term Loan

CVR – Contingent Value Rights

ETF – Exchange-Traded Fund

TBD – Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

FRS – Floating Rate Security

The rates shown on FRS are the current interest rates at June 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML – 1 Month USD Libor

2 ML – 2 Month USD Libor

3 ML – 3 Month USD Libor

6 ML – 6 Month USD Libor

USFRBPLR – US Federal Reserve Bank Prime Loan Rate

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$–	$368,605	$–	$368,605
U.S. Corporate Bonds & Notes:
Rubber/Plastic Products	–	–	0	0
Other Industries	–	115,410,426	–	115,410,426
Foreign Corporate Bonds & Notes:
Special Purpose Entity	–	–	0	0
Other Industries	–	23,667,943	–	23,667,943
Loans:
Building-Residential/Commercial	–	–	0	0
Finance-Mortgage Loan/Banker	–	1,233,025	742,558	1,975,583
Oil & Gas Drilling	–	1,125,184	0	1,125,184
Other Industries	–	162,856,163	–	162,856,163
Foreign Government Obligations	–	1,136,981	–	1,136,981
Common Stocks:
Electric-Generation	–	21,431	–	21,431
Multimedia	–	–	0	0
Radio	33,050	436	–	33,486
Television	–	–	717,420	717,420
Other Industries	265,255	–	–	265,255
Exchange-Traded Funds	3,193,144	–	–	3,193,144
Preferred Securities	892,017	–	–	892,017
Preferred Securities/Capital Securities	–	1,360,082	–	1,360,082
Warrants	–	298,018	–	298,018
Short-Term Investment Securities:
Registered Investment Companies	22,534,899	–	–	22,534,899
U.S. Government Treasuries	–	6,955,529	–	6,955,529

Total Investments at Value	$26,918,365	$314,433,823	$1,459,978	$342,812,166

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – June 30, 2019 – (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1–Unadjusted quoted prices in active markets for identical securities

Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.)

Level 3–Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s asset and liabilities classified in the fair value hierarchy as of June 30, 2019 is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the

Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the AIG Strategic Bond Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

The following tables represent the value of derivatives held as of June 30, 2019, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of June 30, 2019, please refer to the schedule at the end of each Fund’s Portfolio of Investments.

	Asset Derivatives	Liability Derivatives
	Foreign Forward Exchange Contracts(1)	Foreign Forward Exchange Contracts(2)
Fund	Foreign Exchange Contracts	Foreign Exchange Contracts
AIG Strategic Bond	$7,171	$132,786

(1)	Unrealized appreciation on forward foreign currency contracts.
(2)	Unrealized depreciation on forward foreign currency contracts.

Note 3. Unfunded Loan Commitments

At June 30, 2019, the following Funds had unfunded loan commitments which could be extended at the option of the Borrower:

Fund	Borrower	Type	Maturity Date	Principal Amount	Value
AIG Strategic Bond	Mavis Tire Express Services Corp.	Delayed Draw	03/20/2025	$15,925	$15,576
AIG Flexible Credit	Allied Universal Holdco LLC	Delayed Draw	07/10/2026	61,261	61,083